John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 59.6%		$431,172,702
(Cost $356,962,399)
Communication services 2.7%		19,393,227
Diversified telecommunication services 0.4%
Cellnex Telecom SA (A)(B)	5,150	324,112
China Unicom Hong Kong, Ltd.	3,682,130	2,048,097
Helios Towers PLC (B)	423,507	867,115
Entertainment 0.4%
Netflix, Inc. (B)	4,458	2,179,427
Nexon Company, Ltd.	20,578	528,686
Tencent Music Entertainment Group, ADR (B)	995	16,059
Interactive media and services 1.5%
Alphabet, Inc., Class C (B)	354	524,968
Facebook, Inc., Class A (B)	1,966	498,715
Mail.Ru Group, Ltd., GDR (B)	660	17,413
Match Group, Inc. (B)	19,635	2,016,515
Snap, Inc., Class A (B)	139,803	3,134,383
Tencent Holdings, Ltd.	67,917	4,658,981
Vertex, Inc., Class A (B)	600	14,136
Media 0.3%
Cardlytics, Inc. (B)	10,195	677,152
Charter Communications, Inc., Class A (B)	2,657	1,541,060
Wireless telecommunication services 0.1%
T-Mobile US, Inc. (B)	3,226	346,408
Consumer discretionary 4.3%		30,848,741
Automobiles 0.0%
Geely Automobile Holdings, Ltd.	10,487	21,999
Great Wall Motor Company, Ltd., H Shares	15,402	15,036
Guangzhou Automobile Group Company, Ltd., H Shares	42,178	40,313
Hyundai Motor Company	136	14,506
Diversified consumer services 0.7%
Chegg, Inc. (B)	43,791	3,545,757
China Xinhua Education Group, Ltd. (A)	82,655	26,470
Hope Education Group Company, Ltd. (A)	4,533,056	1,524,115
Hotels, restaurants and leisure 0.2%
Bloomberry Resorts Corp.	508,133	65,576
Sands China, Ltd.	256,841	979,287
Wynn Macau, Ltd.	16,196	28,405
Household durables 0.7%
Cavco Industries, Inc. (B)	1,700	340,561
Haier Electronics Group Company, Ltd.	452,403	1,572,013
Kaufman & Broad SA	14,828	640,185
Lennar Corp., A Shares	2,818	203,882
Skyline Champion Corp. (B)	93,330	2,634,706
Internet and direct marketing retail 1.4%
Alibaba Group Holding, Ltd., ADR (B)	31,704	7,958,338
MercadoLibre, Inc. (B)	1,751	1,969,210
Leisure products 0.5%
Bandai Namco Holdings, Inc.	21,613	1,193,520
BRP, Inc.	40,370	1,808,354
Polaris, Inc.	6,748	699,295
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail 0.6%
Five Below, Inc. (B)	4,527	$493,036
Floor & Decor Holdings, Inc., Class A (B)	19,994	1,317,605
The TJX Companies, Inc.	47,191	2,453,460
Textiles, apparel and luxury goods 0.2%
Wolverine World Wide, Inc.	54,206	1,303,112
Consumer staples 0.8%		5,906,432
Beverages 0.6%
Coca-Cola European Partners PLC	77,169	3,177,048
Constellation Brands, Inc., Class A	4,411	786,040
Food products 0.0%
Archer-Daniels-Midland Company	5,275	225,928
Tobacco 0.2%
Swedish Match AB	22,290	1,717,416
Energy 0.7%		5,076,888
Energy equipment and services 0.2%
Cactus, Inc., Class A	3,010	68,086
ChampionX Corp. (B)	57,633	548,090
Tenaris SA, ADR	44,206	517,210
Oil, gas and consumable fuels 0.5%
ARC Resources, Ltd.	197,887	840,626
NAC Kazatomprom JSC, GDR	77,067	1,120,576
Targa Resources Corp.	40,232	735,441
Viper Energy Partners LP	120,586	1,246,859
Financials 12.9%		93,589,114
Banks 4.2%
Australia & New Zealand Banking Group, Ltd.	139,721	1,774,553
Banc of California, Inc.	3,499	37,509
Bank Mandiri Persero Tbk PT	1,998,460	794,287
Bank of America Corp.	86,558	2,153,563
Bank Rakyat Indonesia Persero Tbk PT	3,294,186	715,547
BAWAG Group AG (A)	7,968	292,516
Citizens Financial Group, Inc.	99,189	2,460,879
Commonwealth Bank of Australia	32,184	1,637,356
Credicorp, Ltd.	9,323	1,185,606
Credit Agricole SA (B)	93,042	895,599
DNB ASA	32,202	494,602
Halyk Savings Bank of Kazakhstan JSC, GDR (B)	4,456	49,462
Heritage Commerce Corp.	49,166	333,345
Intesa Sanpaolo SpA (B)	278,330	567,332
JPMorgan Chase & Co.	9,323	900,975
Kasikornbank PCL	823,670	2,159,024
KB Financial Group, Inc.	903	26,725
Kotak Mahindra Bank, Ltd. (B)	93,941	1,711,316
Nova Ljubljanska Banka DD, GDR (A)(B)	66,671	563,255
Sberbank of Russia PJSC, ADR (B)	61,800	736,656
Shinhan Financial Group Company, Ltd.	71,846	1,802,848
Shinsei Bank, Ltd.	111,700	1,261,903
Signature Bank	15,063	1,544,409
South State Corp.	7,625	363,408
Standard Chartered PLC	187,066	935,305
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Sterling Bancorp	32,549	$366,176
Sydbank A/S (B)	11,716	222,523
TCS Group Holding PLC, GDR	26,148	657,622
The PNC Financial Services Group, Inc.	7,751	826,799
Western Alliance Bancorp	39,895	1,434,225
Wintrust Financial Corp.	11,187	478,804
Zions Bancorp NA	37,970	1,232,886
Capital markets 1.8%
Ares Management Corp., Class A	54,108	2,161,074
Artisan Partners Asset Management, Inc., Class A	38,027	1,377,718
Churchill Capital Corp. IV (B)	244,610	2,446,100
Edelweiss Financial Services, Ltd. (B)	880,551	895,601
Hamilton Lane, Inc., Class A	1,200	86,688
Intermediate Capital Group PLC	15,781	276,231
LPL Financial Holdings, Inc.	10,526	831,765
Perpetual, Ltd.	15,455	335,875
Sanne Group PLC	90,043	742,463
Solar Capital, Ltd.	40,216	650,293
The Blackstone Group, Inc., Class A	40,547	2,160,344
The Charles Schwab Corp.	23,668	784,594
Consumer finance 0.3%
Cembra Money Bank AG	2,109	230,270
OneMain Holdings, Inc.	25,578	734,089
Provident Financial PLC	145,747	314,902
SLM Corp.	132,024	893,802
Diversified financial services 0.9%
Cerved Group SpA (B)	253,277	2,099,996
ECN Capital Corp.	12,133	42,755
Equitable Holdings, Inc.	135,853	2,779,552
FirstRand, Ltd.	205,348	467,692
Voya Financial, Inc.	25,049	1,237,421
Insurance 5.2%
AIA Group, Ltd.	445,359	4,015,775
Assurant, Inc.	27,604	2,966,602
Assured Guaranty, Ltd.	3,668	80,072
Athene Holding, Ltd., Class A (B)	72,359	2,333,578
AUB Group, Ltd.	98,934	923,866
AXA SA	63,421	1,272,459
Beazley PLC	815,499	4,442,364
Enstar Group, Ltd. (B)	7,283	1,223,180
Intact Financial Corp.	97,694	10,666,147
Kemper Corp.	8,035	630,908
Lancashire Holdings, Ltd.	33,192	335,973
ProSight Global, Inc. (B)	2,703	21,246
Prudential PLC	10,037	143,436
RenaissanceRe Holdings, Ltd.	17,804	3,211,486
Talanx AG	17,396	633,275
The Hartford Financial Services Group, Inc.	29,958	1,267,823
Third Point Reinsurance, Ltd. (B)	8,441	65,755
Tokio Marine Holdings, Inc.	30,100	1,270,971
Trupanion, Inc. (B)	38,478	1,945,832
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Mortgage real estate investment trusts 0.1%
AGNC Investment Corp.	62,403	$848,681
Thrifts and mortgage finance 0.4%
Essent Group, Ltd.	44,599	1,597,982
MGIC Investment Corp.	8,693	71,891
NMI Holdings, Inc., Class A (B)	93,658	1,453,572
Health care 14.8%		107,398,764
Biotechnology 5.5%
Acceleron Pharma, Inc. (B)	21,251	2,107,462
Agios Pharmaceuticals, Inc. (B)	1,459	66,122
Aimmune Therapeutics, Inc. (B)	10,376	137,067
Akero Therapeutics, Inc. (B)	24,500	860,195
Alkermes PLC (B)	13,696	246,665
ALX Oncology Holdings, Inc. (B)	2,800	91,560
Apellis Pharmaceuticals, Inc. (B)	16,869	436,738
Arena Pharmaceuticals, Inc. (B)	12,688	778,916
Argenx SE, ADR (B)	7,059	1,624,488
Ascendis Pharma A/S, ADR (B)	8,200	1,128,402
Assembly Biosciences, Inc. (B)	17,395	386,169
Atreca, Inc., Class A (B)	16,424	212,691
BeiGene, Ltd., ADR (B)	8,713	1,821,017
Black Diamond Therapeutics, Inc. (B)	4,861	135,233
Bluebird Bio, Inc. (B)	13,144	797,841
Blueprint Medicines Corp. (B)	1,339	97,988
Clementia Pharmaceuticals, Inc. (B)(C)	9,185	12,400
Coherus Biosciences, Inc. (B)	40,205	707,206
Constellation Pharmaceuticals, Inc. (B)	41,700	1,121,313
CStone Pharmaceuticals (A)(B)	54,500	73,118
Cytokinetics, Inc. (B)	4,637	100,252
Forma Therapeutics Holdings, Inc. (B)	6,400	223,744
G1 Therapeutics, Inc. (B)	59,456	872,220
Galapagos NV (B)	3,625	673,237
Generation Bio Company (B)	6,100	119,804
Genmab A/S (B)	2,713	933,832
Genus PLC	1,768	78,901
Global Blood Therapeutics, Inc. (B)	1,262	85,160
GlycoMimetics, Inc. (B)	71,211	280,571
ImmunoGen, Inc. (B)	301,455	1,238,980
Incyte Corp. (B)	1,048	103,500
Ironwood Pharmaceuticals, Inc. (B)	94,853	869,802
Kodiak Sciences, Inc. (B)	26,879	1,245,304
Legend Biotech Corp., ADR (B)	4,180	147,303
Mersana Therapeutics, Inc. (B)	59,500	1,182,860
Mirati Therapeutics, Inc. (B)	12,023	1,458,510
Momenta Pharmaceuticals, Inc. (B)	56,204	1,657,456
Myovant Sciences, Ltd. (B)	49,739	756,033
NextCure, Inc. (B)	20,176	179,970
Nurix Therapeutics, Inc. (B)	83,100	1,611,309
Orchard Therapeutics PLC, ADR (B)	52,469	269,691
Oyster Point Pharma, Inc. (B)	43,169	965,691
Principia Biopharma, Inc. (B)	18,398	1,538,073
Radius Health, Inc. (B)	345	4,330
Regeneron Pharmaceuticals, Inc. (B)	3,733	2,359,517
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Biotechnology (continued)
Relay Therapeutics, Inc. (B)	2,900	$102,834
REVOLUTION Medicines, Inc. (B)	2,200	53,064
Rhythm Pharmaceuticals, Inc. (B)	43,623	838,434
Rigel Pharmaceuticals, Inc. (B)	61,936	142,453
Sarepta Therapeutics, Inc. (B)	8,948	1,373,697
Seattle Genetics, Inc. (B)	700	116,389
Syndax Pharmaceuticals, Inc. (B)	79,057	1,115,494
Turning Point Therapeutics, Inc. (B)	1,629	96,486
Twist Bioscience Corp. (B)	18,646	1,044,922
UroGen Pharma, Ltd. (B)	11,833	261,391
Vaxcyte, Inc. (B)	28,500	895,185
Zai Lab, Ltd., ADR (B)	19,511	1,484,982
Zealand Pharma A/S, ADR (B)	9,724	315,447
Health care equipment and supplies 3.1%
Abbott Laboratories	349	35,123
Align Technology, Inc. (B)	1,397	410,467
Baxter International, Inc.	19,944	1,722,763
Becton, Dickinson and Company	100	28,134
Boston Scientific Corp. (B)	907	34,983
ConvaTec Group PLC (A)	266,666	708,708
Danaher Corp.	21,556	4,393,113
Edwards Lifesciences Corp. (B)	26,383	2,068,691
Hill-Rom Holdings, Inc.	4,129	401,421
Hologic, Inc. (B)	1,077	75,153
IDEXX Laboratories, Inc. (B)	28	11,137
Insulet Corp. (B)	9,544	1,940,868
Integer Holdings Corp. (B)	10,251	674,208
Kangji Medical Holdings, Ltd. (B)	11,200	41,330
Koninklijke Philips NV (B)	360	18,602
Lifetech Scientific Corp. (B)	682,668	196,784
Masimo Corp. (B)	3,098	681,932
NuVasive, Inc. (B)	146	8,342
Penumbra, Inc. (B)	45	9,986
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	352,229	896,978
Shockwave Medical, Inc. (B)	15,700	774,324
Smith & Nephew PLC	30,877	609,434
STERIS PLC	5,776	922,023
Tandem Diabetes Care, Inc. (B)	45,338	4,736,007
Teleflex, Inc.	2,750	1,026,025
Health care providers and services 0.7%
Acadia Healthcare Company, Inc. (B)	6,744	201,039
Anthem, Inc.	4,928	1,349,286
Centene Corp. (B)	32,887	2,145,877
China National Accord Medicines Corp., Ltd., Class A	2,419	17,258
Encompass Health Corp.	5,572	379,342
Fresenius SE & Company KGaA	170	8,482
HCA Healthcare, Inc.	82	10,384
Humana, Inc.	62	24,332
Molina Healthcare, Inc. (B)	248	45,806
Notre Dame Intermedica Participacoes SA	65,800	842,091
R1 RCM, Inc. (B)	668	9,132
Sinopharm Group Company, Ltd., H Shares	8,590	20,472
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	136	$41,178
Health care technology 0.3%
Accolade, Inc. (B)	1,800	58,392
Allscripts Healthcare Solutions, Inc. (B)	806	7,254
Health Catalyst, Inc. (B)	314	10,959
HMS Holdings Corp. (B)	21,070	684,775
Livongo Health, Inc. (B)	7,472	950,812
Omnicell, Inc. (B)	216	15,183
Teladoc Health, Inc. (B)	2,092	497,122
Life sciences tools and services 1.3%
Agilent Technologies, Inc.	14,880	1,433,390
Berkeley Lights, Inc. (B)	400	23,988
Bio-Techne Corp.	2,610	718,168
ICON PLC (B)	3,633	673,776
NanoString Technologies, Inc. (B)	1,000	36,110
PPD, Inc. (B)	51,475	1,511,821
PRA Health Sciences, Inc. (B)	4,506	480,159
Repligen Corp. (B)	5,000	754,550
Tecan Group AG	2,705	1,134,460
Thermo Fisher Scientific, Inc.	112	46,362
WuXi AppTec Company, Ltd., H Shares (A)	163,146	2,459,901
Wuxi Biologics Cayman, Inc. (A)(B)	30,500	629,637
Pharmaceuticals 3.9%
Aerie Pharmaceuticals, Inc. (B)	2,042	23,606
Amneal Pharmaceuticals, Inc. (B)	40,167	173,923
AstraZeneca PLC	33,199	3,667,812
China Traditional Chinese Medicine Holdings Company, Ltd.	1,761,226	900,759
Chugai Pharmaceutical Company, Ltd.	23,881	1,078,209
CSPC Pharmaceutical Group, Ltd.	671,254	1,413,768
Eisai Company, Ltd.	41,604	3,357,716
Elanco Animal Health, Inc. (B)	20,032	473,356
Eli Lilly & Company	18,178	2,731,972
Hikma Pharmaceuticals PLC	19,390	543,326
Hutchison China MediTech, Ltd., ADR (B)	26,831	727,657
Laboratorios Farmaceuticos Rovi SA (B)	24,011	829,282
Odonate Therapeutics, Inc. (B)	57,017	2,073,708
Ono Pharmaceutical Company, Ltd.	75,607	2,125,115
Pfizer, Inc.	15,726	605,136
Reata Pharmaceuticals, Inc., Class A (B)	6,388	943,508
Revance Therapeutics, Inc. (B)	36,086	847,299
Roche Holding AG	8,283	2,868,871
Royalty Pharma PLC, Class A (B)	16,150	695,258
Theravance Biopharma, Inc. (B)	36,921	717,006
Tricida, Inc. (B)	38,482	514,889
UCB SA	5,696	731,889
WaVe Life Sciences, Ltd. (B)	7,659	67,246
Industrials 5.8%		41,841,136
Aerospace and defense 0.7%
BWX Technologies, Inc.	48,299	2,633,261
Ultra Electronics Holdings PLC	79,634	2,461,051
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Industrials (continued)
Airlines 0.1%
Ryanair Holdings PLC, ADR (B)	13,323	$999,225
Building products 0.8%
Advanced Drainage Systems, Inc.	50,298	2,464,602
Trane Technologies PLC	26,421	2,955,717
Commercial services and supplies 0.9%
Babcock International Group PLC	470,970	1,774,277
Clean Harbors, Inc. (B)	3,826	228,030
Copart, Inc. (B)	32,548	3,035,101
Serco Group PLC (B)	598,511	1,243,342
Construction and engineering 0.3%
China Machinery Engineering Corp., H Shares	5,978,116	1,451,463
Comfort Systems USA, Inc.	8,470	421,044
Electrical equipment 0.2%
Schneider Electric SE	15,576	1,785,998
Industrial conglomerates 0.2%
Fosun International, Ltd.	13,622	15,533
Rheinmetall AG	14,735	1,393,142
Machinery 0.6%
Alfa Laval AB (B)	66,062	1,564,891
Fortive Corp.	15,212	1,067,730
Ingersoll Rand, Inc. (B)	25,016	790,255
ITT, Inc.	11,197	646,403
Rexnord Corp.	9,323	270,087
Marine 0.3%
Irish Continental Group PLC	621,237	2,426,868
Professional services 0.9%
CoStar Group, Inc. (B)	3,142	2,669,946
Experian PLC	34,084	1,190,558
TriNet Group, Inc. (B)	44,821	2,958,186
Road and rail 0.1%
ALD SA (A)	43,489	434,714
CJ Logistics Corp. (B)	133	17,109
Trading companies and distributors 0.5%
AerCap Holdings NV (B)	14,325	385,772
Brenntag AG	43,766	2,700,931
Triton International, Ltd.	19,109	601,360
Transportation infrastructure 0.2%
China Merchants Port Holdings Company, Ltd.	12,127	13,875
Grupo Aeroportuario del Sureste SAB de CV, B Shares (B)	913	9,148
Malaysia Airports Holdings BHD	16,858	21,061
Shenzhen Airport Company, Ltd., Class A	847,324	1,210,456
Information technology 12.8%		92,870,826
Communications equipment 0.1%
Accton Technology Corp.	123,000	963,580
Electronic equipment, instruments and components 0.5%
Chroma ATE, Inc.	467,251	2,625,693
FIH Mobile, Ltd. (B)	125,000	13,862
Hon Hai Precision Industry Company, Ltd.	248,253	663,488
II-VI, Inc. (B)	3,644	184,824
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services 4.9%
Edenred	12,000	$595,251
EPAM Systems, Inc. (B)	6,421	1,862,604
Fidelity National Information Services, Inc.	6,566	960,671
FleetCor Technologies, Inc. (B)	7,527	1,946,256
Genpact, Ltd.	37,960	1,511,567
Global Payments, Inc.	18,109	3,223,764
GoDaddy, Inc., Class A (B)	38,656	2,716,744
Kingsoft Cloud Holdings, Ltd., ADR (B)	679	23,833
Leidos Holdings, Inc.	8,838	841,024
LiveRamp Holdings, Inc. (B)	25,308	1,153,286
Network International Holdings PLC (A)(B)	639,656	3,376,279
Nexi SpA (A)(B)	186,557	3,351,466
PayPal Holdings, Inc. (B)	5,168	1,013,290
Repay Holdings Corp. (B)	32,855	727,081
Science Applications International Corp.	58,073	4,644,679
Square, Inc., Class A (B)	33,158	4,305,566
StoneCo, Ltd., Class A (B)	16,489	786,690
Tyro Payments, Ltd. (B)	10,965	26,519
VeriSign, Inc. (B)	3,604	762,895
WEX, Inc. (B)	2,208	349,681
Worldline SA (A)(B)	16,846	1,449,250
Semiconductors and semiconductor equipment 2.7%
Advanced Micro Devices, Inc. (B)	28,254	2,187,707
ASM International NV	9,044	1,383,445
ASM Pacific Technology, Ltd.	67,320	759,858
ASML Holding NV, NYRS	3,549	1,255,352
Axcelis Technologies, Inc. (B)	608	17,887
First Solar, Inc. (B)	8,914	530,829
Lattice Semiconductor Corp. (B)	51,826	1,611,270
Marvell Technology Group, Ltd.	95,912	3,497,911
MediaTek, Inc.	158,734	3,790,259
NVIDIA Corp.	4,065	1,725,958
Realtek Semiconductor Corp.	93,000	1,186,510
Renesas Electronics Corp. (B)	2,368	13,025
SK Hynix, Inc.	301	21,075
Tower Semiconductor, Ltd. (B)	84,323	1,812,945
Software 4.6%
Adobe, Inc. (B)	5,141	2,284,249
Alteryx, Inc., Class A (B)	4,787	840,071
Avalara, Inc. (B)	8,012	1,077,213
Bravura Solutions, Ltd.	33,771	100,739
Ceridian HCM Holding, Inc. (B)	25,915	2,028,885
Guidewire Software, Inc. (B)	7,793	916,924
HubSpot, Inc. (B)	10,823	2,539,184
Intuit, Inc.	4,608	1,411,753
Linx SA	24,072	121,962
Microsoft Corp.	5,660	1,160,357
Q2 Holdings, Inc. (B)	10,737	1,009,815
Rapid7, Inc. (B)	33,110	1,972,363
salesforce.com, Inc. (B)	6,483	1,263,213
ServiceNow, Inc. (B)	9,956	4,372,675
Slack Technologies, Inc., Class A (B)	50,091	1,480,189
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Information technology (continued)
Software (continued)
Splunk, Inc. (B)	14,924	$3,131,354
SVMK, Inc. (B)	33,965	814,481
Venustech Group, Inc., Class A	128,200	724,415
Workday, Inc., Class A (B)	31,174	5,640,000
Technology hardware, storage and peripherals 0.0%
Apple, Inc.	252	107,110
Materials 1.1%		8,232,164
Chemicals 0.1%
Ingevity Corp. (B)	9,356	547,139
Construction materials 0.0%
LafargeHolcim, Ltd. (B)	305	14,430
Metals and mining 1.0%
Baoshan Iron & Steel Company, Ltd., Class A	1,202,634	848,153
Barrick Gold Corp.	96,884	2,800,916
Fresnillo PLC	247,625	4,021,526
Real estate 1.5%		10,480,916
Equity real estate investment trusts 1.1%
Alexandria Real Estate Equities, Inc.	15,274	2,711,899
American Tower Corp.	525	137,230
Growthpoint Properties, Ltd.	37,198	28,979
Medical Properties Trust, Inc.	127,096	2,558,442
Segro PLC	131,955	1,671,110
VICI Properties, Inc.	46,400	1,007,344
Real estate management and development 0.4%
BR Properties SA	7,420	13,186
CK Asset Holdings, Ltd.	203,081	1,127,641
New World Development Company, Ltd.	246,427	1,203,247
Prestige Estates Projects, Ltd.	8,380	21,838
Utilities 2.2%		15,534,494
Electric utilities 0.7%
Power Grid Corp. of India, Ltd.	2,009,701	4,788,085
Gas utilities 0.6%
China Resources Gas Group, Ltd.	196,000	966,770
Rubis SCA	68,475	3,230,110
Independent power and renewable electricity producers 0.2%
China Yangtze Power Company, Ltd., Class A	510,000	1,342,299
Multi-utilities 0.7%

Engie SA	390,899	5,207,230
Preferred securities 0.6%		$4,590,688
(Cost $4,217,179)
Financials 0.0%		55,718
Capital markets 0.0%
Ares Management Corp., 7.000%	2,125	55,718
Materials 0.4%		2,749,317
Metals and mining 0.4%
ArcelorMittal SA, 5.500%	97,149	2,749,317
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities 0.2%		$1,785,653
Electric utilities 0.2%
PG&E Corp., 5.500%	17,812	1,785,653

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.7%				$4,906,384
(Cost $3,466,297)
Energy 0.7%				4,906,384
Oil, gas and consumable fuels 0.7%
Magellan Midstream Partners LP	3.950	03-01-50	2,291,000	2,519,041
Targa Resources Partners LP	4.250	11-15-23	1,099,000	1,107,243

WPX Energy, Inc.	5.750	06-01-26	1,255,000	1,280,100
Convertible bonds 0.4%				$2,855,047
(Cost $2,766,115)
Consumer discretionary 0.0%				79,979
Hotels, restaurants and leisure 0.0%
NCL Corp., Ltd. (A)	5.375	08-01-25	86,000	79,979
Materials 0.4%				2,513,808
Chemicals 0.4%
Livent Corp. (A)	4.125	07-15-25	2,497,000	2,513,808
Real estate 0.0%				261,260
Equity real estate investment trusts 0.0%
Colony Capital Operating Company LLC (A)	5.750	07-15-25	226,000	261,260

	Contracts/Notional amount	Value
Purchased options 0.6%		$4,505,634
(Cost $9,768,376)
Calls 0.2%		1,200,854
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 9-18-20; Strike Price: $26.00; Notional Amount: 146,600) (B)	1,466	33,718
Exchange Traded Option on JPMorgan Chase & Co. (Expiration Date: 9-18-20; Strike Price: $100.00; Notional Amount: 20,900) (B)	209	65,835
Over the Counter Option on Central Japan Railway Company (Expiration Date: 10-8-20; Strike Price: JPY 16,923.50; Counterparty: JPMorgan Chase Bank, N.A.) (B)(D)	598	1
Over the Counter Option on East Japan Railway Company (Expiration Date: 10-8-20; Strike Price: JPY 7,949.70; Counterparty: JPMorgan Chase Bank, N.A.) (B)(D)	1,496	0
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-17-21; Strike Price: EUR 120.00; Counterparty: JPMorgan Chase Bank, N.A.) (B)(D)	467,369	11,655
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 12-18-20; Strike Price: EUR 110.06; Counterparty: Goldman Sachs & Company LLC) (B)(D)	25,161	34
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-18-21; Strike Price: EUR 114.85; Counterparty: Goldman Sachs & Company LLC) (B)(D)	25,161	409
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 6-18-21; Strike Price: EUR 120.64; Counterparty: Goldman Sachs & Company LLC) (B)(D)	129,114	1,068
Over the Counter Option on Freee KK (Expiration Date: 10-7-20; Strike Price: JPY 6,102.95; Counterparty: JPMorgan Chase Bank, N.A.) (B)(D)	2,081	547
Over the Counter Option on FTSE China A50 Index (Expiration Date: 6-29-21; Strike Price: HKD 20.00; Counterparty: Citigroup Global Markets, Inc.) (B)(D)	3,200,000	135,546
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on FTSE China A50 Index (Expiration Date: 6-29-21; Strike Price: HKD 20.00; Counterparty: Morgan Stanley & Company, Inc.) (B)(D)	6,280,000	$266,009
Over the Counter Option on Hon Hai Precision Industry Company, Ltd. (Expiration Date: 12-16-20; Strike Price: TWD 100.80; Counterparty: JPMorgan Chase Bank, N.A.) (B)(D)	2,538,042	27,556
Over the Counter Option on Hon Hai Precision Industry Company, Ltd. (Expiration Date: 12-29-20; Strike Price: TWD 100.80; Counterparty: Morgan Stanley & Company, Inc.) (B)(D)	53,603	703
Over the Counter Option on Hon Hai Precision Industry Company, Ltd. (Expiration Date: 12-29-20; Strike Price: TWD 100.80; Counterparty: Morgan Stanley & Company, Inc.) (B)(D)	4,246,441	55,718
Over the Counter Option on Hon Hai Precision Industry Company, Ltd. (Expiration Date: 9-29-20; Strike Price: TWD 92.40; Counterparty: Morgan Stanley & Company, Inc.) (B)(D)	53,603	511
Over the Counter Option on Hon Hai Precision Industry Company, Ltd. (Expiration Date: 9-29-20; Strike Price: TWD 92.40; Counterparty: Morgan Stanley & Company, Inc.) (B)(D)	2,830,961	26,972
Over the Counter Option on Nikkei 225 Index (Expiration Date: 10-7-20; Strike Price: JPY 24,906.05; Counterparty: Goldman Sachs & Company LLC) (B)(D)	2,169	362
Over the Counter Option on Nikkei 225 Index (Expiration Date: 1-7-21; Strike Price: JPY 24,811.84; Counterparty: Morgan Stanley & Company, Inc.) (B)(D)	37,018	55,253
Over the Counter Option on Sands China, Ltd. (Expiration Date: 9-7-20; Strike Price: HKD 35.72; Counterparty: Morgan Stanley & Company, Inc.) (B)(D)	1,842,799	32,151
Over the Counter Option on the AUD vs. JPY (Expiration Date: 10-21-21; Strike Price: AUD 93.00; Counterparty: HSBC Bank PLC) (B)(D)	1,270,000	49,955
Over the Counter Option on the AUD vs. JPY (Expiration Date: 10-22-20; Strike Price: AUD 86.00; Counterparty: HSBC Bank PLC) (B)(D)	865,000	5,325
Over the Counter Option on the USD vs. CNY (Expiration Date: 1-21-21; Strike Price: $7.17; Counterparty: Goldman Sachs & Company LLC) (B)(D)	4,074,000	45,706
Over the Counter Option on the USD vs. CNY (Expiration Date: 1-21-21; Strike Price: $7.17; Counterparty: Morgan Stanley & Company International PLC) (B)(D)	13,932,000	156,303
Over the Counter Option on the USD vs. CNY (Expiration Date: 1-21-21; Strike Price: $7.17; Counterparty: Morgan Stanley & Company International PLC) (B)(D)	10,576,000	118,991
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company LLC) (B)(D)	20,020,323	110,512
Over the Counter Option on TOPIX Banks Index (Expiration Date: 9-4-20; Strike Price: JPY 138.95; Counterparty: Morgan Stanley & Company, Inc.) (B)(D)	2,320,255	14
Puts 0.4%		3,304,780
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 7-31-20; Strike Price: $231.00; Notional Amount: 23,900) (B)	239	120
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-21-20; Strike Price: $245.00; Notional Amount: 43,800) (B)	438	56,721
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-18-20; Strike Price: $240.00; Notional Amount: 56,400) (B)	564	188,658
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 1-15-21; Strike Price: $63.00; Notional Amount:10,000) (B)	100	43,000
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 9-18-20; Strike Price: $60.00; Notional Amount: 407,100) (B)	4,071	404,365
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 9-18-20; Strike Price: $37.73; Notional Amount: 32,500) (B)	325	7,475
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 9-30-20; Strike Price: $37.73; Notional Amount: 30,500) (B)	305	9,760
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 1-15-21; Strike Price: $148.00; Notional Amount: 16,700) (B)	167	215,347
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-30-20; Strike Price: $138.00; Notional Amount: 8,300) (B)	83	36,437
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-30-20; Strike Price: $142.00; Notional Amount: 8,800) (B)	88	49,192
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-21-20; Strike Price: $3,075.00; Notional Amount: 7,900) (B)	79	$126,005
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-18-20; Strike Price: $3,060.00; Notional Amount: 3,500) (B)	35	214,596
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-18-20; Strike Price: $3,115.00; Notional Amount: 2,000) (B)	20	112,600
Exchange Traded Option on SPDR S&P Biotech ETF (Expiration Date: 12-18-20; Strike Price: $110.00; Notional Amount: 119,600) (B)	1,196	1,363,440
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 0.850% (Expiration Date: 9-15-20; Strike Rate: 0.850%; Counterparty: JPMorgan Chase Bank, N.A.) (B)(D)	9,850,000	5,944
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 0.900% (Expiration Date: 9-16-20; Strike Rate: 0.900%; Counterparty: JPMorgan Chase Bank, N.A.) (B)(D)	25,036,892	10,845
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 0.900% (Expiration Date: 9-3-20; Strike Rate: 0.900%; Counterparty: Morgan Stanley & Company International PLC) (B)(D)	13,150,000	2,935
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 0.980% (Expiration Date: 9-9-20; Strike Rate: 0.980%; Counterparty: Goldman Sachs International) (B)(D)	16,785,000	2,536
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 1.030% (Expiration Date: 9-8-20; Strike Rate: 1.030%; Counterparty: Morgan Stanley & Company International PLC) (B)(D)	10,150,000	917
Over the Counter Option on the AUD vs. JPY (Expiration Date: 9-22-20; Strike Price: AUD 70.00; Counterparty: Goldman Sachs & Company LLC) (B)(D)	4,935,000	6,160
Over the Counter Option on the AUD vs. JPY (Expiration Date: 9-22-20; Strike Price: AUD 70.00; Counterparty: JPMorgan Chase Bank, N.A.) (B)(D)	4,885,000	6,097
Over the Counter Option on the USD vs. BRL (Expiration Date: 1-21-21; Strike Price: $4.70; Counterparty: Morgan Stanley & Company International PLC) (B)(D)	20,652,000	197,143
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-17-24; Strike Price: $95.99; Counterparty: BNP Paribas SA) (B)(D)	6,843,000	244,487

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 32.1%				$232,789,352
(Cost $232,777,666)
U.S. Government 19.1%				138,533,020
U.S. Cash Management Bill	0.135	12-29-20	5,520,000	5,517,390
U.S. Cash Management Bill (E)	0.148	12-15-20	4,180,000	4,178,444
U.S. Treasury Bill (E)	0.110	09-15-20	16,313,400	16,311,598
U.S. Treasury Bill	0.120	08-27-20	42,430,000	42,427,454
U.S. Treasury Bill (E)	0.120	09-08-20	16,710,000	16,708,580
U.S. Treasury Bill	0.120	11-19-20	12,870,000	12,866,332
U.S. Treasury Bill	0.130	12-31-20	295,000	294,883
U.S. Treasury Bill (E)	0.145	11-12-20	12,920,000	12,916,466
U.S. Treasury Bill (E)	0.398	09-10-20	19,275,000	19,273,271
U.S. Treasury Bill (E)	0.405	01-28-21	2,385,000	2,383,836
U.S. Treasury Bill (E)	0.411	08-20-20	5,655,000	5,654,766

	Yield (%)	Shares	Value
Short-term funds 13.0%			94,256,332
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0970(F)	94,256,332	94,256,332

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Total investments (Cost $609,958,032) 94.0%	$680,819,807
Other assets and liabilities, net 6.0%	43,327,614
Total net assets 100.0%	$724,147,421

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	For this type of option, notional amounts are equivalent to number of contracts.
(E)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(F)	The rate shown is the annualized seven-day yield as of 7-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 7-31-20:
United States	71.6%
China	4.0%
United Kingdom	3.3%
Canada	2.2%
France	2.1%
Hong Kong	1.9%
Japan	1.5%
Taiwan	1.3%
Ireland	1.2%
Bermuda	1.0%
Other countries	9.9%
TOTAL	100.0%
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI Taiwan Index Futures	1	Short	Aug 2020	$(49,677)	$(49,780)	$(103)
SGX Nifty 50 Index Futures	68	Short	Aug 2020	(1,514,819)	(1,499,264)	15,555
						$15,452
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	3,580,000	USD	2,651,999	GSI	9/16/2020	$21,004	—
EUR	8,418,000	USD	9,842,991	JPM	8/31/2020	78,638	—
EUR	2,716,000	USD	3,063,031	JPM	9/16/2020	139,204	—
GBP	4,590,000	USD	5,880,713	JPM	8/28/2020	128,379	—
GBP	2,769,000	USD	3,508,275	BNP	9/16/2020	117,191	—
HKD	6,510,000	USD	839,242	JPM	9/16/2020	731	—
JPY	435,058,000	USD	4,127,133	JPM	8/31/2020	—	$(15,995)
JPY	613,300,000	USD	5,685,096	MSI	9/16/2020	111,608	—
USD	10,086,201	EUR	8,626,000	JPM	8/31/2020	—	(80,581)
USD	1,393,365	EUR	1,234,000	MSI	9/16/2020	—	(61,553)
USD	7,635,958	GBP	5,960,000	JPM	8/28/2020	—	(166,697)
USD	839,155	HKD	6,510,000	DB	9/16/2020	—	(818)
USD	1,135,486	JPY	121,300,000	MSI	9/16/2020	—	(11,000)
						$596,755	$(336,644)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	SPDR S&P Biotech ETF	USD	130.00	Dec 2020	1,196	119,600	$708,820	$(370,162)
							$708,820	$(370,162)
Puts
Exchange-traded	Financial Select Sector SPDR Fund	USD	17.00	Sep 2020	1,466	146,600	$68,483	$(5,131)
Exchange-traded	Invesco QQQ Trust Series 1	USD	215.00	Sep 2020	564	56,400	152,192	(59,220)
Exchange-traded	iShares MSCI EAFE ETF	USD	54.00	Sep 2020	4,071	407,100	96,365	(96,366)
Exchange-traded	JPMorgan Chase & Co.	USD	80.00	Sep 2020	209	20,900	55,733	(11,286)
Exchange-traded	Pagseguro Digital, Ltd.	USD	25.00	Aug 2020	212	21,200	37,356	(3,710)
							$410,129	$(175,713)
							$1,118,949	$(545,875)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	FTSE China A50 Index	HKD	25.00	Jun 2021	3,200,000	3,200,000	$15,602	$(32,905)
MSI	FTSE China A50 Index	HKD	25.00	Jun 2021	6,280,000	6,280,000	116,170	(64,576)
							$131,772	$(97,481)
Puts
Exchange-traded	S&P 500 Index	USD	2,700.00	Aug 2020	79	7,900	$147,862	$(17,578)
Exchange-traded	S&P 500 Index	USD	2,725.00	Sep 2020	20	2,000	49,533	(25,400)
							$197,395	$(42,978)
							$329,167	$(140,459)

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Brazilian Real	MSI	USD	5.60	Jan 2021	6,884,000	$181,807	$(197,041)
U.S. Dollar vs. Japanese Yen	GSI	USD	135.00	Sep 2021	20,020,323	271,275	(1,762)
						$453,082	$(198,803)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	70,982	May 2023	GSI	—	$(519)	$(519)
Pay	Euro STOXX 50 ETF	1-Month EUR EURIBOR - 0.50%	Monthly	EUR	4,662,356	May 2023	GSI	—	346,896	346,896
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	252,919	May 2023	GSI	—	(1,965)	(1,965)
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.70%	Monthly	HKD	2,539,633	May 2023	GSI	—	7,917	7,917
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.70%	Monthly	HKD	4,515,010	May 2023	GSI	—	(10,871)	(10,871)
Pay	GS China Real Financial Conditions Index	1-Month HKD HIBOR - 0.70%	Monthly	HKD	25,641,443	May 2023	GSI	—	(54,388)	(54,388)
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.30%	Monthly	HKD	226,479	May 2023	GSI	—	692	692
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.30%	Monthly	HKD	32,354	May 2023	GSI	—	99	99
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.30%	Monthly	HKD	97,062	May 2023	GSI	—	297	297
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	14,426,395	May 2023	GSI	—	61,165	61,165
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	119,768	May 2023	GSI	—	(3,545)	(3,545)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	264,330	May 2023	GSI	—	1,570	1,570
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	148,500	May 2023	GSI	—	882	882
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	211,204	May 2023	GSI	—	(3,391)	(3,391)
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	11,136,207	May 2023	GSI	—	316,055	316,055
Pay	iShares MSCI India ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	380,205	May 2023	GSI	—	280	280
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	457,958	May 2023	GSI	—	36,166	36,166
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	68,526	May 2023	GSI	—	5,389	5,389
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	370,624	May 2023	GSI	—	29,128	29,128
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	345,400	May 2023	GSI	—	27,094	27,094
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,278,206	May 2023	GSI	—	(97,844)	(97,844)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	586,688	May 2023	GSI	—	(25,240)	(25,240)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	110,159	May 2023	GSI	—	(4,739)	(4,739)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	265,122	May 2023	GSI	—	(11,481)	(11,481)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	615,409	May 2023	GSI	—	(8,309)	(8,309)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	2,101,383	May 2023	GSI	—	(28,371)	(28,371)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.83%	Monthly	USD	1,988,267	May 2023	GSI	—	(26,844)	(26,844)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	2,239,700	May 2023	GSI	—	(30,398)	(30,398)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	243,701	May 2023	GSI	—	(3,308)	(3,308)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	282,647	May 2023	GSI	—	(3,914)	(3,914)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	866,556	May 2023	GSI	—	(12,001)	(12,001)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,357,939	May 2023	GSI	—	(13,199)	(13,199)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	190,791	May 2023	GSI	—	1,153	1,153
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	3,018,205	May 2023	GSI	—	18,231	18,231
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	167,965	May 2023	GSI	—	$1,015	$1,015
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	104,951	May 2023	GSI	—	(1,671)	(1,671)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	170,040	May 2023	GSI	—	(2,707)	(2,707)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	511,414	May 2023	GSI	—	(172)	(172)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.85%	Monthly	USD	62,810	May 2023	GSI	—	(26)	(26)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.25%	Monthly	USD	651,622	May 2023	GSI	—	(283)	(283)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	148,542	May 2023	GSI	—	(36)	(36)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	520,642	May 2023	GSI	—	(302)	(302)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	3,239,646	May 2023	GSI	—	(119,064)	(119,064)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	80,598	May 2023	GSI	—	(2,747)	(2,747)
Pay	iShares U.S. Telecommunications ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	92,454	May 2023	GSI	—	(1,712)	(1,712)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	164,908	May 2023	GSI	—	(3,590)	(3,590)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	3,866,219	May 2023	GSI	—	(23,973)	(23,973)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	9,798,032	May 2023	GSI	—	(60,755)	(60,755)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	515,669	May 2023	GSI	—	(3,398)	(3,398)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	86,154	May 2023	GSI	—	(1,791)	(1,791)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	383,359	May 2023	GSI	—	(16,287)	(16,287)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	2,772,689	May 2023	GSI	—	(117,799)	(117,799)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	1,497,443	May 2023	GSI	—	(63,959)	(63,959)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	840,652	May 2023	GSI	—	(35,716)	(35,716)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,469,736	May 2023	GSI	—	(62,161)	(62,161)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	1,319,274	May 2023	GSI	—	(56,468)	(56,468)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	3,193,591	May 2023	GSI	—	(136,032)	(136,032)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	3,471,671	May 2023	GSI	—	(148,525)	(148,525)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.15%	Monthly	USD	2,427,882	May 2023	GSI	—	(103,925)	(103,925)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	202,590	May 2023	GSI	—	(10,461)	(10,461)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	1,898,758	May 2023	GSI	—	(98,094)	(98,094)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	1,511,394	May 2023	GSI	—	(78,322)	(78,322)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	4,748,874	May 2023	GSI	—	(244,406)	(244,406)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	3,436,471	May 2023	GSI	—	(178,087)	(178,087)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	2,748,169	May 2023	GSI	—	(142,418)	(142,418)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	1,497,222	May 2023	GSI	—	(77,590)	(77,590)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.40%	Monthly	USD	344,443	May 2023	GSI	—	(17,899)	(17,899)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	15,361	May 2023	GSI	—	(258)	(258)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	5,393	May 2023	GSI	—	(91)	(91)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	1,592,104	May 2023	GSI	—	(27,158)	(27,158)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.75%	Monthly	USD	7,190	May 2023	GSI	—	(123)	(123)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,502,314	May 2023	GSI	—	50,393	50,393
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	209,029	May 2023	GSI	—	(2,657)	(2,657)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.33%	Monthly	USD	966,376	May 2023	JPM	—	(32,133)	(32,133)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,740,643	May 2023	JPM	—	(57,878)	(57,878)
Pay	Hang Seng Properties Index	1-Month HKD HIBOR - 0.37%	Monthly	HKD	70,601	May 2023	JPM	—	960	960
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.33%	Monthly	USD	13,085,530	May 2023	JPM	—	(368,460)	(368,460)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	7,296,377	May 2023	JPM	—	(205,533)	(205,533)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,132,522	May 2023	JPM	—	$(31,895)	$(31,895)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	1,140,533	May 2023	JPM	—	(32,564)	(32,564)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	492,233	May 2023	JPM	—	(14,054)	(14,054)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,999,072	May 2023	JPM	—	(126,143)	(126,143)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	85,003	May 2023	JPM	—	(3,575)	(3,575)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	683,000	May 2023	JPM	—	(17,890)	(17,890)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	2,392,182	May 2023	JPM	—	(18,325)	(18,325)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	2,143,735	May 2023	JPM	—	(16,422)	(16,422)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	6,592,050	May 2023	JPM	—	(50,497)	(50,497)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.06%	Monthly	USD	3,217,259	May 2023	JPM	—	(89,541)	(89,541)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	30,457	May 2023	JPM	—	(103)	(103)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	14,452	May 2023	JPM	—	(49)	(49)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,467	May 2023	JPM	—	(5)	(5)
Pay	iShares MSCI Hong Kong ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	21,768	May 2023	JPM	—	1,695	1,695
Pay	iShares MSCI Hong Kong ETF	1-Month USD LIBOR - 2.39%	Monthly	USD	2,037	May 2023	JPM	—	159	159
Pay	iShares MSCI Hong Kong ETF	1-Month USD LIBOR - 2.88%	Monthly	USD	6,135	May 2023	JPM	—	478	478
Pay	iShares MSCI Hong Kong ETF	1-Month USD LIBOR - 4.80%	Monthly	USD	21,856	May 2023	JPM	—	92	92
Pay	iShares MSCI India ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	275,989	May 2023	JPM	—	(8,253)	(8,253)
Pay	iShares MSCI South Korea ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	28,753	May 2023	JPM	—	(714)	(714)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	3,903,902	May 2023	JPM	—	142,541	142,541
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	284,857	May 2023	JPM	—	(21,221)	(21,221)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	184,187	May 2023	JPM	—	(13,721)	(13,721)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR - 2.01%	Monthly	USD	1,246,899	May 2023	JPM	—	(92,891)	(92,891)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,065,000	May 2023	JPM	—	(38,198)	(38,198)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,429,016	May 2023	JPM	—	(83,542)	(83,542)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	4,706,406	May 2023	JPM	—	(114,905)	(114,905)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	133,734	May 2023	JPM	—	(3,265)	(3,265)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 2.14%	Monthly	USD	59,763	May 2023	JPM	—	(1,459)	(1,459)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,035,526	May 2023	JPM	—	(104,647)	(104,647)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	92,317	May 2023	JPM	—	(4,746)	(4,746)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,053,194	May 2023	JPM	—	(54,150)	(54,150)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.30%	Monthly	USD	6,331,341	May 2023	JPM	—	(174,273)	(174,273)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.35%	Monthly	USD	122,325	May 2023	JPM	—	(3,374)	(3,374)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 5.44%	Monthly	USD	115,368	May 2023	JPM	—	(3,182)	(3,182)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 5.44%	Monthly	USD	1,884,445	May 2023	JPM	—	(51,973)	(51,973)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 3.55%	Monthly	USD	1,973,659	May 2023	JPM	—	(100,859)	(100,859)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 3.55%	Monthly	USD	56,790	May 2023	JPM	—	(2,902)	(2,902)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	329,300	May 2023	JPM	—	(52,955)	(52,955)
Pay	Nasdaq OMX ABA Community Bank Index	1-Month USD LIBOR - 0.20%	Monthly	USD	434,008	May 2023	JPM	—	(820)	(820)
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Nasdaq OMX ABA Community Bank Index	1-Month USD LIBOR - 0.20%	Monthly	USD	281,119	May 2023	JPM	—	$(532)	$(532)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.20%	Monthly	USD	1,152,356	May 2023	JPM	—	(50,343)	(50,343)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 1.79%	Monthly	USD	3,480,636	May 2023	JPM	—	(229,693)	(229,693)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 1.44%	Monthly	USD	114,090	May 2023	JPM	—	(7,529)	(7,529)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	295,491	May 2023	JPM	—	(10,184)	(10,184)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,279,297	May 2023	JPM	—	(43,612)	(43,612)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	14,564,196	May 2023	JPM	—	464,473	464,473
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.52%	Monthly	USD	14,115,000	May 2023	JPM	—	449,988	449,988
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	1,512,563	May 2023	JPM	—	48,228	48,228
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	1,409,467	May 2023	JPM	—	44,928	44,928
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,070,753	May 2023	JPM	—	(84,804)	(84,804)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	60,885	May 2023	JPM	—	(2,487)	(2,487)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.12%	Monthly	USD	4,171,495	May 2023	JPM	—	95,003	95,003
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.27%	Monthly	USD	610,891	May 2023	JPM	—	13,906	13,906
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.92%	Monthly	USD	485,995	May 2023	JPM	—	(7,576)	(7,576)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.97%	Monthly	USD	469,493	May 2023	JPM	—	(7,318)	(7,318)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	980,796	May 2023	JPM	—	(15,289)	(15,289)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.81%	Monthly	USD	2,886,481	May 2023	JPM	—	(44,994)	(44,994)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.73%	Monthly	USD	176,490	May 2023	JPM	—	(2,751)	(2,751)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 1.97%	Monthly	USD	798,212	May 2023	JPM	—	(56,262)	(56,262)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.13%	Monthly	USD	960,772	May 2023	JPM	—	(67,718)	(67,718)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.13%	Monthly	USD	405,715	May 2023	JPM	—	(28,596)	(28,596)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.13%	Monthly	USD	5,606,270	May 2023	JPM	—	(395,132)	(395,132)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	28,051	May 2023	JPM	—	(1,534)	(1,534)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	12,450	May 2023	JPM	—	(681)	(681)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.39%	Monthly	USD	946	May 2023	JPM	—	(52)	(52)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	467,489	May 2023	JPM	—	1,912	1,912
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,755,283	May 2023	JPM	—	7,180	7,180
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	424,681	May 2023	JPM	—	1,801	1,801
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	443,944	May 2023	JPM	—	(558)	(558)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,115,848	May 2023	JPM	—	(5,169)	(5,169)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	5,151,059	May 2023	JPM	—	(200,676)	(200,676)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.69%	Monthly	USD	146,412	May 2023	JPM	—	(5,704)	(5,704)
Pay	MSCI USA Momentum Index	Fixed -0.50%	Monthly	USD	3,082,535	Jan 2021	MSI	—	8	8
Pay	MSCI USA Momentum Index	Fixed -0.50%	Monthly	USD	2,504,036	Jan 2021	MSI	—	6	6
Pay	MS Growth vs Value Index (a)	Fixed -0.50%	Monthly	USD	4,212,269	May 2021	MSI	—	—	—
Pay	MS Growth vs Value Index (a)	Fixed -0.50%	Monthly	USD	397,623	May 2021	MSI	—	—	—
Pay	MS Growth vs Value Index (a)	Fixed -0.50%	Monthly	USD	2,054,542	Jul 2021	MSI	—	—	—
Pay	MS Growth vs Value Index (a)	Fixed -0.50%	Monthly	USD	941,533	Jul 2021	MSI	—	—	—
Pay	MS Growth vs Value Index (a)	Fixed -0.50%	Monthly	USD	2,319,687	Jul 2021	MSI	—	—	—
Pay	China H Real Estate Index	1-Month HKD HIBOR	Monthly	HKD	333,700	May 2023	MSI	—	(154)	(154)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	23,460	May 2023	MSI	—	(362)	(362)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,374,964	May 2023	MSI	—	(67,514)	(67,514)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	4,201,777	May 2023	MSI	—	(27,413)	(27,413)
Pay	Euro STOXX 50 ETF	1-Month EUR EURIBOR - 0.40%	Monthly	EUR	2,594,465	May 2023	MSI	—	184,452	184,452
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,316,323	May 2023	MSI	—	13,134	13,134
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	367,949	May 2023	MSI	—	$2,086	$2,086
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	653,692	May 2023	MSI	—	3,418	3,418
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.65%	Monthly	USD	138,597	May 2023	MSI	—	721	721
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	372,900	May 2023	MSI	—	1,919	1,919
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,055,355	May 2023	MSI	—	5,489	5,489
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,233,654	May 2023	MSI	—	6,419	6,419
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,233,654	May 2023	MSI	—	6,424	6,424
Pay	Financial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	375,436	May 2023	MSI	—	1,955	1,955
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,637,722	May 2023	MSI	—	(20,947)	(20,947)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,276,121	May 2023	MSI	—	(17,417)	(17,417)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	6,661,687	May 2023	MSI	—	(51,322)	(51,322)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	5,147,691	May 2023	MSI	—	(40,880)	(40,880)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	863,302	May 2023	MSI	—	(7,366)	(7,366)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.49%	Monthly	USD	29,979	May 2023	MSI	—	(73)	(73)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	2,343,477	May 2023	MSI	—	(5,351)	(5,351)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	1,524,587	May 2023	MSI	—	(3,481)	(3,481)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.50%	Monthly	USD	1,697,810	May 2023	MSI	—	(3,877)	(3,877)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,428,567	May 2023	MSI	—	(3,288)	(3,288)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	7,173,675	May 2023	MSI	—	(16,561)	(16,561)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,509,991	May 2023	MSI	—	(3,452)	(3,452)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	2,075,022	May 2023	MSI	—	(4,736)	(4,736)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	346,588	May 2023	MSI	—	(848)	(848)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,351,580	May 2023	MSI	—	(3,297)	(3,297)
Pay	Industrial Select Sector SPDR Fund	1-Month USD LIBOR - 0.28%	Monthly	USD	1,500,046	May 2023	MSI	—	(3,664)	(3,664)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	2,460,548	May 2023	MSI	—	(44,523)	(44,523)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	270,553	May 2023	MSI	—	(4,896)	(4,896)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	263,770	May 2023	MSI	—	(4,773)	(4,773)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	351,693	May 2023	MSI	—	(6,364)	(6,364)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	192,805	May 2023	MSI	—	(3,489)	(3,489)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	138,277	May 2023	MSI	—	(2,502)	(2,502)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.70%	Monthly	USD	10,157,620	May 2023	MSI	—	(183,801)	(183,801)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.50%	Monthly	USD	259,596	May 2023	MSI	—	(4,807)	(4,807)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	5,550,908	May 2023	MSI	—	(103,631)	(103,631)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.28%	Monthly	USD	3,765,412	May 2023	MSI	—	(97,314)	(97,314)
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 2.87%	Monthly	USD	3,236,077	May 2023	MSI	—	45,993	45,993
Pay	Invesco S&P 500 High Beta ETF	1-Month USD LIBOR - 1.03%	Monthly	USD	76,660	May 2023	MSI	—	1,090	1,090
Pay	Invesco S&P 500 Pure Growth ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	992,555	May 2023	MSI	—	(20,956)	(20,956)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	62,811	May 2023	MSI	—	(879)	(879)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 0.78%	Monthly	USD	7,077	May 2023	MSI	—	(72)	(72)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	62,074	May 2023	MSI	—	(1,659)	(1,659)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.83%	Monthly	USD	86,214	May 2023	MSI	—	(2,304)	(2,304)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	110,641	May 2023	MSI	—	(2,957)	(2,957)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	243,411	May 2023	MSI	—	(6,504)	(6,504)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.33%	Monthly	USD	598,613	May 2023	MSI	—	(15,996)	(15,996)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.31%	Monthly	USD	1,925,446	May 2023	MSI	—	(52,211)	(52,211)
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.30%	Monthly	USD	1,408,162	May 2023	MSI	—	$(38,239)	$(38,239)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.30%	Monthly	USD	1,666,804	May 2023	MSI	—	(45,283)	(45,283)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	1,152,840	May 2023	MSI	—	(28,160)	(28,160)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,098,073	May 2023	MSI	—	(35,108)	(35,108)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,177,497	May 2023	MSI	—	—	—
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	194,682	May 2023	MSI	—	(9,250)	(9,250)
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,105,071	May 2023	MSI	—	(53,522)	(53,522)
Pay	iShares MSCI EAFE ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,063,954	May 2023	MSI	—	25,185	25,185
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	46,203	May 2023	MSI	—	(152)	(152)
Pay	iShares MSCI Emerging Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	4,487	May 2023	MSI	—	(13)	(13)
Pay	iShares MSCI India ETF	1-Month USD LIBOR - 0.65%	Monthly	USD	350,550	May 2023	MSI	—	(13,489)	(13,489)
Pay	iShares MSCI India ETF	1-Month USD LIBOR - 0.56%	Monthly	USD	289,050	May 2023	MSI	—	(11,127)	(11,127)
Pay	iShares MSCI India ETF	1-Month USD LIBOR - 0.58%	Monthly	USD	292,125	May 2023	MSI	—	(11,283)	(11,283)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	3,444,701	May 2023	MSI	—	201,289	201,289
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,190,734	May 2023	MSI	—	69,933	69,933
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	3,842,468	May 2023	MSI	—	225,673	225,673
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	389,638	May 2023	MSI	—	22,884	22,884
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	3,090,005	May 2023	MSI	—	181,638	181,638
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	3,461,673	May 2023	MSI	—	203,486	203,486
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	2,766,115	May 2023	MSI	—	162,458	162,458
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,921,662	May 2023	MSI	—	112,862	112,862
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	2,637,757	May 2023	MSI	—	154,293	154,293
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.28%	Monthly	USD	591,771	May 2023	MSI	—	(20,562)	(20,562)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.18%	Monthly	USD	417,044	May 2023	MSI	—	(14,491)	(14,491)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.49%	Monthly	USD	2,028,006	May 2023	MSI	—	(70,466)	(70,466)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.70%	Monthly	USD	2,007,252	May 2023	MSI	—	(70,182)	(70,182)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.69%	Monthly	USD	1,813,735	May 2023	MSI	—	(64,048)	(64,048)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	600,120	May 2023	MSI	—	(15,784)	(15,784)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	155,721	May 2023	MSI	—	(4,096)	(4,096)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,899,468	May 2023	MSI	—	(102,559)	(102,559)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,988,110	May 2023	MSI	—	(52,289)	(52,289)
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR - 0.64%	Monthly	USD	4,034,641	May 2023	MSI	—	(108,455)	(108,455)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,832,092	May 2023	MSI	—	(5,712)	(5,712)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	9,913,351	May 2023	MSI	—	(21,499)	(21,499)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 1.33%	Monthly	USD	1,491,913	May 2023	MSI	—	(3,237)	(3,237)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 1.58%	Monthly	USD	197,608	May 2023	MSI	—	(430)	(430)
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	21,360	May 2023	MSI	—	—	—
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.73%	Monthly	USD	98,495	May 2023	MSI	—	84	84
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,983,822	May 2023	MSI	—	822	822
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	3,440,908	May 2023	MSI	—	1,411	1,411
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.73%	Monthly	USD	124,832	May 2023	MSI	—	32	32
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	41,875	May 2023	MSI	—	(104)	(104)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,063,448	May 2023	MSI	—	(2,644)	(2,644)
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,985	May 2023	MSI	—	(5)	(5)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	871,487	May 2023	MSI	—	(35,752)	(35,752)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	396,533	May 2023	MSI	—	(16,268)	(16,268)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,136,335	May 2023	MSI	—	(129,508)	(129,508)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,963,306	May 2023	MSI	—	$(81,406)	$(81,406)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,422,948	May 2023	MSI	—	(141,943)	(141,943)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	13,941,163	May 2023	MSI	—	(580,180)	(580,180)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.68%	Monthly	USD	124,029	May 2023	MSI	—	(5,162)	(5,162)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.84%	Monthly	USD	3,274,802	May 2023	MSI	—	(136,292)	(136,292)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	191,033	May 2023	MSI	$(85)	(4,768)	(4,853)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	243,107	May 2023	MSI	—	(6,068)	(6,068)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.50%	Monthly	USD	302,358	May 2023	MSI	—	(7,547)	(7,547)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	272,152	May 2023	MSI	—	(6,793)	(6,793)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	79,874	May 2023	MSI	—	(1,994)	(1,994)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	138,545	May 2023	MSI	—	(3,458)	(3,458)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 6.08%	Monthly	USD	200,991	May 2023	MSI	—	(5,017)	(5,017)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.85%	Monthly	USD	1,114,166	May 2023	MSI	—	(27,809)	(27,809)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.93%	Monthly	USD	1,901,576	May 2023	MSI	—	(47,462)	(47,462)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.30%	Monthly	USD	64,725	May 2023	MSI	—	(1,741)	(1,741)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.25%	Monthly	USD	483,894	May 2023	MSI	—	(47,828)	(47,828)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.24%	Monthly	USD	709,398	May 2023	MSI	—	(70,601)	(70,601)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 1.24%	Monthly	USD	591,948	May 2023	MSI	—	(58,912)	(58,912)
Pay	iShares U.S. Home Construction ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	483,894	May 2023	MSI	—	(48,095)	(48,095)
Pay	iShares U.S. Telecommunications ETF	1-Month USD LIBOR - 1.23%	Monthly	USD	1,893,294	May 2023	MSI	—	(53,642)	(53,642)
Pay	KBW Nasdaq Bank Total Return Index	1-Month USD LIBOR - 0.85%	Monthly	USD	870,665	May 2023	MSI	—	5,765	5,765
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.50%	Monthly	USD	860,761	May 2023	MSI	—	(29,555)	(29,555)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.30%	Monthly	USD	2,724,710	May 2023	MSI	—	(93,554)	(93,554)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.86%	Monthly	USD	1,044,472	May 2023	MSI	—	(35,862)	(35,862)
Pay	PHLX Semiconductor Sector Index	1-Month USD LIBOR - 0.86%	Monthly	USD	935,071	May 2023	MSI	—	(32,106)	(32,106)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 2.55%	Monthly	USD	621,888	May 2023	MSI	—	(36,610)	(36,610)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	41,197	May 2023	MSI	—	(745)	(745)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.54%	Monthly	USD	1,762,129	May 2023	MSI	—	(31,864)	(31,864)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	382,680	May 2023	MSI	—	(5,526)	(5,526)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	114,437	May 2023	MSI	—	(2,019)	(2,019)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	1,224,774	May 2023	MSI	—	56,513	56,513
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.70%	Monthly	USD	1,642,938	May 2023	MSI	—	75,808	75,808
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.93%	Monthly	USD	1,312,858	May 2023	MSI	—	60,510	60,510
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	912,034	May 2023	MSI	—	42,036	42,036
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	271,388	May 2023	MSI	—	1,351	1,351
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 1.45%	Monthly	USD	1,356,791	May 2023	MSI	—	5,752	5,752
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.62%	Monthly	USD	790,104	May 2023	MSI	—	(33,254)	(33,254)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 2.55%	Monthly	USD	452,947	May 2023	MSI	—	(19,261)	(19,261)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,366,078	May 2023	MSI	—	—	—
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	5,107	May 2023	MSI	—	(211)	(211)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.34%	Monthly	USD	14,044	May 2023	MSI	—	(581)	(581)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.35%	Monthly	USD	3,830	May 2023	MSI	—	(158)	(158)
Pay	VanEck Vectors Semiconductor ETF	1-Month USD LIBOR - 1.36%	Monthly	USD	11,331	May 2023	MSI	—	(468)	(468)
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,775,964	May 2023	MSI	—	$61,376	$61,376
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,062,319	May 2023	MSI	—	33,522	33,522
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,081,244	May 2023	MSI	—	17,575	17,575
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,061,550	May 2023	MSI	—	33,509	33,509
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,521,596	May 2023	MSI	—	57,241	57,241
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,603,204	May 2023	MSI	—	42,314	42,314
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	3,200,381	May 2023	MSI	—	50,666	50,666
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	2,248,424	May 2023	MSI	—	35,540	35,540
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	2,699,451	May 2023	MSI	—	42,524	42,524
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	265,812	May 2023	MSI	—	4,198	4,198
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	1,212,553	May 2023	MSI	—	19,171	19,171
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	1,157,067	May 2023	MSI	—	16,315	16,315
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	282,326	May 2023	MSI	—	4,048	4,048
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	750,896	May 2023	MSI	—	10,766	10,766
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	90,636	May 2023	MSI	—	1,299	1,299
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	718,851	May 2023	MSI	—	10,344	10,344
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	805,310	May 2023	MSI	—	11,588	11,588
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.48%	Monthly	USD	643,497	May 2023	MSI	—	9,226	9,226
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	447,048	May 2023	MSI	—	6,409	6,409
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	8,920,063	May 2023	MSI	—	125,772	125,772
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	8,902,593	May 2023	MSI	—	279,727	279,727
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.83%	Monthly	USD	106,455	May 2023	MSI	—	(2,710)	(2,710)
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.80%	Monthly	USD	8,378	May 2023	MSI	—	213	213
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 0.28%	Monthly	USD	3,670	May 2023	MSI	—	93	93
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 5.60%	Monthly	USD	11,632	May 2023	MSI	—	292	292
Pay	Xtrackers Harvest CSI 300 China A-Shares ETF	1-Month USD LIBOR - 10.83%	Monthly	USD	7,374	May 2023	MSI	—	184	184
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	81,939	May 2023	GSI	—	1,579	1,579
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	246,214	May 2023	GSI	—	4,746	4,746
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,698	May 2023	GSI	—	3,504	3,504
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,800	May 2023	GSI	—	6,611	6,611
Receive	Acceleron Pharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	165,782	May 2023	GSI	—	(6,135)	(6,135)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	49,288	May 2023	GSI	—	(5,559)	(5,559)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	343,198	May 2023	GSI	—	(38,708)	(38,708)
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,937	May 2023	GSI	—	(1,337)	(1,337)
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,159	May 2023	GSI	—	1,438	1,438
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	200,131	May 2023	GSI	—	2,712	2,712
Receive	ALD SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	271,736	May 2023	GSI	—	(7,735)	(7,735)
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,474,009	May 2023	GSI	—	(128,655)	(128,655)
Receive	Alleghany Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	204,996	May 2023	GSI	—	3,911	3,911
Receive	Alleghany Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	568,351	May 2023	GSI	—	10,876	10,876
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	215,004	May 2023	GSI	—	$52,961	$52,961
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,703	May 2023	GSI	—	(4,976)	(4,976)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,272	May 2023	GSI	—	(17,812)	(17,812)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	527,479	May 2023	GSI	—	(5,362)	(5,362)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,521,696	May 2023	GSI	—	(15,469)	(15,469)
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,330	May 2023	GSI	—	3,283	3,283
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	146,084	May 2023	GSI	—	12,193	12,193
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,612,966	May 2023	GSI	—	(77,737)	(77,737)
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,944	May 2023	GSI	—	(1,684)	(1,684)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	60,088	May 2023	GSI	—	3,648	3,648
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	113,442	May 2023	GSI	—	6,470	6,470
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,532,884	May 2023	GSI	—	(354,000)	(354,000)
Receive	Archer-Daniels-Midland Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,205,876	May 2023	GSI	—	78,130	78,130
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	491,346	May 2023	GSI	—	(6,067)	(6,067)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	238,220	May 2023	GSI	—	(2,942)	(2,942)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	132,812	May 2023	GSI	—	(1,640)	(1,640)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	155,682	May 2023	GSI	—	(1,922)	(1,922)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	132,771	May 2023	GSI	—	(1,639)	(1,639)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	265,583	May 2023	GSI	—	(3,279)	(3,279)
Receive	argenx SE	1-Month USD LIBOR + 0.20%	Monthly	USD	41,694	May 2023	GSI	—	(6,488)	(6,488)
Receive	argenx SE	1-Month USD LIBOR + 0.20%	Monthly	USD	149,063	May 2023	GSI	—	(23,197)	(23,197)
Receive	Ascendis Pharma A/S	1-Month USD LIBOR + 0.20%	Monthly	USD	21,138	May 2023	GSI	—	(1,187)	(1,187)
Receive	Assembly Biosciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,464	May 2023	GSI	—	(1,695)	(1,695)
Receive	Assurant, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	132,109	May 2023	GSI	—	5,439	5,439
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	277,922	May 2023	GSI	—	(30,879)	(30,879)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	325,827	May 2023	GSI	—	(36,201)	(36,201)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	604,588	May 2023	GSI	—	(67,174)	(67,174)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	50,887	May 2023	GSI	—	(5,651)	(5,651)
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	23,178	May 2023	GSI	—	(412)	(412)
Receive	Atlantic Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	379,750	May 2023	GSI	—	15,185	15,185
Receive	Atlantic Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	300,957	May 2023	GSI	—	12,035	12,035
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.20%	Monthly	AUD	405,880	May 2023	GSI	—	(4,631)	(4,631)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.20%	Monthly	AUD	212,211	May 2023	GSI	—	(2,421)	(2,421)
Receive	Bandai Namco Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	146,265,000	May 2023	GSI	—	(34,534)	(34,534)
Receive	Bandai Namco Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	358,200	May 2023	GSI	—	(85)	(85)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	709,382	May 2023	GSI	—	(37,631)	(37,631)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	94,582	May 2023	GSI	—	(1,297)	(1,297)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	178,538	May 2023	GSI	—	(2,946)	(2,946)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	13,928	May 2023	GSI	—	1,064	1,064
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	80,355	May 2023	GSI	—	4,039	4,039
Receive	Beigene, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,997	May 2023	GSI	—	(8,501)	(8,501)
Receive	Beigene, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	171,162	May 2023	GSI	—	(30,314)	(30,314)
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	43,010	May 2023	GSI	—	(1,190)	(1,190)
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	80,927	May 2023	GSI	—	(2,239)	(2,239)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,833	May 2023	GSI	—	(1,810)	(1,810)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,255,311	May 2023	GSI	—	122,267	122,267
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	276,173	May 2023	GSI	—	10,373	10,373
Receive	Brenntag AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	747,709	May 2023	GSI	—	17,989	17,989
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	4,551,901	May 2023	GSI	—	(27,275)	(27,275)
Receive	Cactus, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	97,053	May 2023	GSI	—	8,685	8,685
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Cactus, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	390,952	May 2023	GSI	—	$34,987	$34,987
Receive	Cactus, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	388,918	May 2023	GSI	—	34,805	34,805
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	100,563	May 2023	GSI	—	9,479	9,479
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	305,240	May 2023	GSI	—	21,866	21,866
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	261,688	May 2023	GSI	—	18,747	18,747
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,290,666	May 2023	GSI	—	(122,405)	(122,405)
Receive	Cembra Money Bank AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	424,146	May 2023	GSI	—	22,433	22,433
Receive	Centene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	84,772	May 2023	GSI	—	501	501
Receive	Centene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	116,748	May 2023	GSI	—	690	690
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	257,683	May 2023	GSI	—	23,098	23,098
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	161,389	May 2023	GSI	—	14,466	14,466
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	69,083	May 2023	GSI	—	6,192	6,192
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	273,984	May 2023	GSI	—	24,559	24,559
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	617,494	May 2023	GSI	—	55,350	55,350
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	736,171	May 2023	GSI	—	65,988	65,988
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	81,156	May 2023	GSI	—	7,275	7,275
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	100,626	May 2023	GSI	—	9,020	9,020
Receive	Cerved Group SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	144,834	May 2023	GSI	—	12,982	12,982
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	488,030	May 2023	GSI	—	25,458	25,458
Receive	China Cinda Asset Management Company, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	11,368,100	May 2023	GSI	—	(111,638)	(111,638)
Receive	China Traditional Chinese Medicine Holdings Company, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	80,411	May 2023	GSI	—	(59)	(59)
Receive	China Unicom Hong Kong, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	53,880	May 2023	GSI	—	(264)	(264)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	12,432,001	May 2023	GSI	—	(9,500)	(9,500)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	6,386,940	May 2023	GSI	—	(4,883)	(4,883)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	15,540,001	May 2023	GSI	—	(11,881)	(11,881)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	21,756,001	May 2023	GSI	—	(16,633)	(16,633)
Receive	Churchill Capital Corp. III	1-Month USD LIBOR + 0.20%	Monthly	USD	241,172	May 2023	GSI	—	(27,098)	(27,098)
Receive	Churchill Capital Corp. III	1-Month USD LIBOR + 0.20%	Monthly	USD	576,475	May 2023	GSI	—	(64,772)	(64,772)
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	204,416	May 2023	GSI	—	4,370	4,370
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	443,123	May 2023	GSI	—	9,474	9,474
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	479,955	May 2023	GSI	—	10,263	10,263
Receive	Clean Harbors, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	302,643	May 2023	GSI	—	8,854	8,854
Receive	Clean Harbors, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,097,205	May 2023	GSI	—	32,104	32,104
Receive	Clean Harbors, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	649,638	May 2023	GSI	—	19,006	19,006
Receive	Comfort Systems USA, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	491,401	May 2023	GSI	—	107,703	107,703
Receive	Comfort Systems USA, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	947,169	May 2023	GSI	—	207,598	207,598
Receive	Comfort Systems USA, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	169,848	May 2023	GSI	—	37,226	37,226
Receive	Comfort Systems USA, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	86,514	May 2023	GSI	—	18,961	18,961
Receive	Constellation Brands, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,848,106	May 2023	GSI	—	6,051	6,051
Receive	Constellation Brands, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	354,312	May 2023	GSI	—	1,160	1,160
Receive	Constellation Brands, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,597	May 2023	GSI	—	156	156
Receive	Constellation Brands, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	298,723	May 2023	GSI	—	978	978
Receive	Constellation Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,486	May 2023	GSI	—	(1,955)	(1,955)
Receive	ConvaTec Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	70,490	May 2023	GSI	—	910	910
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,958,266	May 2023	GSI	—	396,215	396,215
Receive	Credit Agricole SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	324,562	May 2023	GSI	—	(42,042)	(42,042)
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	288,451	May 2023	GSI	—	575	575
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	118,477	May 2023	GSI	—	236	236
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	2,824,509	May 2023	GSI	—	5,633	5,633
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	31,580	May 2023	GSI	—	63	63
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	39,956	May 2023	GSI	—	$80	$80
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	3,419,269	May 2023	GSI	—	6,824	6,824
Receive	CStone Pharmaceuticals	1-Month HKD HIBOR + 0.20%	Monthly	HKD	205,691	May 2023	GSI	—	411	411
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	51,029	May 2023	GSI	—	(1,545)	(1,545)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	626,589	May 2023	GSI	—	(87,797)	(87,797)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	523,767	May 2023	GSI	—	(73,390)	(73,390)
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,632	May 2023	GSI	—	(4,572)	(4,572)
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,124,396	May 2023	GSI	—	3,193	3,193
Receive	Daiichi Sankyo Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	222,675,870	May 2023	GSI	—	227,557	227,557
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,116,905	May 2023	GSI	—	61,167	61,167
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	109,834	May 2023	GSI	—	6,015	6,015
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	207,099	May 2023	GSI	—	11,342	11,342
Receive	DBAPP Security, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	15,438	May 2023	GSI	—	(49)	(49)
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	863,222	May 2023	GSI	—	26,024	26,024
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	217,006	May 2023	GSI	—	6,542	6,542
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	68,400	May 2023	GSI	—	1,782	1,782
Receive	ECN Capital Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	114,000	May 2023	GSI	—	2,970	2,970
Receive	Edenred	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,249,481	May 2023	GSI	—	(51,253)	(51,253)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,148	May 2023	GSI	—	3,939	3,939
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	74,640	May 2023	GSI	—	3,762	3,762
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	18,810,000	May 2023	GSI	—	(1,309)	(1,309)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,797,950	May 2023	GSI	—	162	162
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	21,375,000	May 2023	GSI	—	393	393
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,550,000	May 2023	GSI	—	157	157
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	9,405,000	May 2023	GSI	—	173	173
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	32,276,250	May 2023	GSI	—	593	593
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	288,962	May 2023	GSI	—	21,809	21,809
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	509,290	May 2023	GSI	—	38,438	38,438
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,098	May 2023	GSI	—	4,164	4,164
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	103,968	May 2023	GSI	—	7,858	7,858
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,671,550	May 2023	GSI	—	(46,808)	(46,808)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,434	May 2023	GSI	—	(740)	(740)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,550,092	May 2023	GSI	—	(43,407)	(43,407)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	610,915	May 2023	GSI	—	(17,108)	(17,108)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	634,757	May 2023	GSI	—	(17,775)	(17,775)
Receive	Enstar Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	519,347	May 2023	GSI	—	(14,543)	(14,543)
Receive	FirstRand, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	11,229,308	May 2023	GSI	—	(52,612)	(52,612)
Receive	Five Below, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,360,605	May 2023	GSI	—	67,390	67,390
Receive	Five Below, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	366,792	May 2023	GSI	—	18,167	18,167
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	79,493	May 2023	GSI	—	4,653	4,653
Receive	Fortive Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	395,493	May 2023	GSI	—	(3,172)	(3,172)
Receive	Fortive Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	741,248	May 2023	GSI	—	(5,944)	(5,944)
Receive	Fresenius SE & Company KGaA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	736,430	May 2023	GSI	—	(47,097)	(47,097)
Receive	Fresenius SE & Company KGaA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	53,623	May 2023	GSI	—	(3,429)	(3,429)
Receive	Fresnillo PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	720,553	May 2023	GSI	—	116,436	116,436
Receive	Fresnillo PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	407,042	May 2023	GSI	—	65,773	65,773
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,699	May 2023	GSI	—	(6,832)	(6,832)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,128	May 2023	GSI	—	(24,412)	(24,412)
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,719,558	May 2023	GSI	—	137,557	137,557
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	35,759	May 2023	GSI	—	(1,729)	(1,729)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	41,901	May 2023	GSI	—	(2,026)	(2,026)
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	61,422	May 2023	GSI	—	$(2,970)	$(2,970)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,210,276	May 2023	GSI	—	(109,738)	(109,738)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,193	May 2023	GSI	—	(2,375)	(2,375)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,894,443	May 2023	GSI	—	91,637	91,637
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,175,819	May 2023	GSI	—	121,788	121,788
Receive	GlycoMimetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,060	May 2023	GSI	—	(1,922)	(1,922)
Receive	Guangzhou Automobile Group Company, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	29,847	May 2023	GSI	—	803	803
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,188,415	May 2023	GSI	—	(72,531)	(72,531)
Receive	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,436,078	May 2023	GSI	—	101,589	101,589
Receive	Heritage Commerce Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	109,833	May 2023	GSI	—	1,300	1,300
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	25,144	May 2023	GSI	—	(1,284)	(1,284)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	29,461	May 2023	GSI	—	(1,504)	(1,504)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	43,196	May 2023	GSI	—	(2,206)	(2,206)
Receive	Hill-Rom Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	62,413	May 2023	GSI	—	(9,240)	(9,240)
Receive	HMS Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,770	May 2023	GSI	—	(276)	(276)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	976,798	May 2023	GSI	—	132,675	132,675
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	68,924	May 2023	GSI	—	9,361	9,361
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	133,487	May 2023	GSI	—	18,131	18,131
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	92,048	May 2023	GSI	—	(865)	(865)
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	174,178	May 2023	GSI	—	(1,636)	(1,636)
Receive	ICON PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	71,722	May 2023	GSI	—	(1,997)	(1,997)
Receive	ICON PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	135,242	May 2023	GSI	—	(3,765)	(3,765)
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,544	May 2023	GSI	—	3,818	3,818
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	71,117	May 2023	GSI	—	7,232	7,232
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,148,825	May 2023	GSI	—	19,821	19,821
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	428,374	May 2023	GSI	—	7,389	7,389
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	328,980	May 2023	GSI	—	27,599	27,599
Receive	ImmunoGen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,699	May 2023	GSI	—	(3,791)	(3,791)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,139	May 2023	GSI	—	(3,206)	(3,206)
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,532,354	May 2023	GSI	—	14,035	14,035
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	416,697	May 2023	GSI	—	3,817	3,817
Receive	Ingevity Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	383,849	May 2023	GSI	—	(5,348)	(5,348)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	535,623	May 2023	GSI	—	22,107	22,107
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	2,468,129	May 2023	GSI	—	101,871	101,871
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	1,083,647	May 2023	GSI	—	44,726	44,726
Receive	Integer Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,103	May 2023	GSI	—	(2,272)	(2,272)
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	51,820	May 2023	GSI	—	(2,898)	(2,898)
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,006,343	May 2023	GSI	—	(22,752)	(22,752)
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	76,767	May 2023	GSI	—	2,050	2,050
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,189	May 2023	GSI	—	3,851	3,851
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,484	May 2023	GSI	—	(754)	(754)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	254,081	May 2023	GSI	—	(4,852)	(4,852)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	228,998	May 2023	GSI	—	(4,373)	(4,373)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	705,879	May 2023	GSI	—	(13,481)	(13,481)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	99,508	May 2023	GSI	—	(1,900)	(1,900)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	565,943	May 2023	GSI	—	(10,808)	(10,808)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	613,185	May 2023	GSI	—	1,447	1,447
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	256,288	May 2023	GSI	—	(1,765)	(1,765)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR + 0.20%	Monthly	USD	467,040	May 2023	GSI	—	(3,217)	(3,217)
Receive	Kodiak Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,680	May 2023	GSI	—	(2,665)	(2,665)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	114,645	May 2023	GSI	—	$(5,434)	$(5,434)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	2,287	May 2023	GSI	—	(108)	(108)
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	403,805	May 2023	GSI	—	21,219	21,219
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	29,353	May 2023	GSI	—	(132)	(132)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	106,935	May 2023	GSI	—	(480)	(480)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	150,970	May 2023	GSI	—	(677)	(677)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	115,324	May 2023	GSI	—	(517)	(517)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	127,905	May 2023	GSI	—	(574)	(574)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	60,806	May 2023	GSI	—	(273)	(273)
Receive	Livongo Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	588,484	May 2023	GSI	—	73,157	73,157
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	322,152	May 2023	GSI	—	(20,718)	(20,718)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,886	May 2023	GSI	—	(2,694)	(2,694)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,563	May 2023	GSI	—	(9,618)	(9,618)
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,358	May 2023	GSI	—	(3,286)	(3,286)
Receive	Masimo Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	57,260	May 2023	GSI	—	(6,198)	(6,198)
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	432,228	May 2023	GSI	—	47,720	47,720
Receive	Mirati Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,015	May 2023	GSI	—	(1,661)	(1,661)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,083	May 2023	GSI	—	1,348	1,348
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	143,360	May 2023	GSI	—	4,385	4,385
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	1,195,370	May 2023	GSI	—	(38,895)	(38,895)
Receive	Network International Holdings PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	249,402	May 2023	GSI	—	(45,509)	(45,509)
Receive	Network International Holdings PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	663,502	May 2023	GSI	—	(121,073)	(121,073)
Receive	Network International Holdings PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	308,898	May 2023	GSI	—	(56,367)	(56,367)
Receive	Nexi SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	858,985	May 2023	GSI	—	(53,404)	(53,404)
Receive	Nexi SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	147,820	May 2023	GSI	—	(9,190)	(9,190)
Receive	Nexi SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	768,768	May 2023	GSI	—	(47,796)	(47,796)
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	36,315,000	May 2023	GSI	—	44,126	44,126
Receive	NextCure, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,772	May 2023	GSI	—	(151)	(151)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	10,752	May 2023	GSI	—	(1,029)	(1,029)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	55,995	May 2023	GSI	—	(5,359)	(5,359)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	82,131	May 2023	GSI	—	(7,861)	(7,861)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	859,026	May 2023	GSI	—	(82,220)	(82,220)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,903	May 2023	GSI	—	(1,137)	(1,137)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,620	May 2023	GSI	—	(2,145)	(2,145)
Receive	Odonate Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	64,732	May 2023	GSI	—	(6,765)	(6,765)
Receive	Ollie's Bargain Outlet Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,117,784	May 2023	GSI	—	103,681	103,681
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,056	May 2023	GSI	—	2,371	2,371
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	12,084,750	May 2023	GSI	—	1,491	1,491
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	5,467,613	May 2023	GSI	—	278	278
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	14,442,750	May 2023	GSI	—	735	735
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	21,222,000	May 2023	GSI	—	1,080	1,080
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,890	May 2023	GSI	—	3,610	3,610
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	63,969	May 2023	GSI	—	6,814	6,814
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	880,714	May 2023	GSI	—	75,285	75,285
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	425,370	May 2023	GSI	—	36,361	36,361
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	358,070	May 2023	GSI	—	30,608	30,608
Receive	Polaris, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	280,271	May 2023	GSI	—	23,959	23,959
Receive	PPD, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	75,736	May 2023	GSI	—	(2,114)	(2,114)
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,148	May 2023	GSI	—	2,879	2,879
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,458	May 2023	GSI	—	852	852
Receive	Principia Biopharma, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,042	May 2023	GSI	—	(1,113)	(1,113)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Prudential PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	145,186	May 2023	GSI	—	$(17,568)	$(17,568)
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,031	May 2023	GSI	—	387	387
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	64,210	May 2023	GSI	—	730	730
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	158,694	May 2023	GSI	—	(8,191)	(8,191)
Receive	RenaissanceRe Holdings, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	668,303	May 2023	GSI	—	1,415	1,415
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	454,196	May 2023	GSI	—	(3,983)	(3,983)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	92,423	May 2023	GSI	—	(801)	(801)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	983,516	May 2023	GSI	—	(8,517)	(8,517)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	376,061	May 2023	GSI	—	(3,257)	(3,257)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	188,878	May 2023	GSI	—	(1,636)	(1,636)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	302,281	May 2023	GSI	—	(2,618)	(2,618)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	437,803	May 2023	GSI	—	(3,792)	(3,792)
Receive	Rheinmetall AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	504,441	May 2023	GSI	—	(20,347)	(20,347)
Receive	Rhythm Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,022	May 2023	GSI	—	(3,168)	(3,168)
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	790,386	May 2023	GSI	—	(26,785)	(26,785)
Receive	Schneider Electric SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	415,828	May 2023	GSI	—	(14,092)	(14,092)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	75,063	May 2023	GSI	—	(7,399)	(7,399)
Receive	Shenzhen Airport Company, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	13,763	May 2023	GSI	—	1,105	1,105
Receive	Shockwave Medical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,455	May 2023	GSI	—	1,340	1,340
Receive	Shockwave Medical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	75,303	May 2023	GSI	—	7,497	7,497
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	327,501	May 2023	GSI	—	3,692	3,692
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	261,552	May 2023	GSI	—	2,949	2,949
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	248,429	May 2023	GSI	—	(24,039)	(24,039)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	126,427	May 2023	GSI	—	(12,233)	(12,233)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	251,510	May 2023	GSI	—	(24,338)	(24,338)
Receive	South State Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	244,253	May 2023	GSI	—	8,844	8,844
Receive	South State Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	243,701	May 2023	GSI	—	8,824	8,824
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	152,399	May 2023	GSI	—	1,717	1,717
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	635,006	May 2023	GSI	—	(106,243)	(106,243)
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	117,815	May 2023	GSI	—	(19,712)	(19,712)
Receive	Steris PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	36,056	May 2023	GSI	—	580	580
Receive	Steris PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	68,176	May 2023	GSI	—	937	937
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	515,137	May 2023	GSI	—	28,272	28,272
Receive	Sydbank A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	1,906,870	May 2023	GSI	—	(26,419)	(26,419)
Receive	Sydbank A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	780,053	May 2023	GSI	—	(10,807)	(10,807)
Receive	Sydbank A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	671,337	May 2023	GSI	—	(9,301)	(9,301)
Receive	Syndax Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,024	May 2023	GSI	—	395	395
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	395,227	May 2023	GSI	—	(364)	(364)
Receive	Tandem Diabetes Care, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	59,655	May 2023	GSI	—	1,134	1,134
Receive	Tandem Diabetes Care, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	252,663	May 2023	GSI	—	4,806	4,806
Receive	Tandem Diabetes Care, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	112,443	May 2023	GSI	—	2,138	2,138
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	79,909	May 2023	GSI	—	(1,345)	(1,345)
Receive	Teladoc Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,863	May 2023	GSI	—	858	858
Receive	Teladoc Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,681	May 2023	GSI	—	1,623	1,623
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,328	May 2023	GSI	—	(1,291)	(1,291)
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	185,474	May 2023	GSI	—	(5,659)	(5,659)
Receive	Tetra Tech, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	355,292	May 2023	GSI	—	20,906	20,906
Receive	The Boston Beer Company, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,148,258	May 2023	GSI	—	526,781	526,781
Receive	The Boston Beer Company, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	362,490	May 2023	GSI	—	88,889	88,889
Receive	The Charles Schwab Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	278,232	May 2023	GSI	—	(5,702)	(5,702)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144,263	May 2023	GSI	—	$3,994	$3,994
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	100,743	May 2023	GSI	—	2,734	2,734
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	173,238	May 2023	GSI	—	(5,404)	(5,404)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	84,420	May 2023	GSI	—	(2,634)	(2,634)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,202	May 2023	GSI	—	(1,317)	(1,317)
Receive	Third Point Reinsurance, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,600	May 2023	GSI	—	(1,454)	(1,454)
Receive	TJX Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	139,698	May 2023	GSI	—	660	660
Receive	Trane Technologies PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	349,735	May 2023	GSI	—	30,479	30,479
Receive	Trane Technologies PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	460,248	May 2023	GSI	—	40,109	40,109
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,888,086	May 2023	GSI	—	184,041	184,041
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	917,696	May 2023	GSI	—	58,484	58,484
Receive	Twist Bioscience Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,748	May 2023	GSI	—	(227)	(227)
Receive	Twist Bioscience Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,763	May 2023	GSI	—	(428)	(428)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	65,340	May 2023	GSI	—	(2,728)	(2,728)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	76,512	May 2023	GSI	—	(3,195)	(3,195)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	112,286	May 2023	GSI	—	(4,688)	(4,688)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	221,073	May 2023	GSI	—	(9,230)	(9,230)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	811,504	May 2023	GSI	—	(33,883)	(33,883)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	167,206	May 2023	GSI	—	297	297
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,596	May 2023	GSI	—	(3,994)	(3,994)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,811	May 2023	GSI	—	(11,562)	(11,562)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	95,441	May 2023	GSI	—	(13,326)	(13,326)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	63,482	May 2023	GSI	—	(8,869)	(8,869)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	85,276	May 2023	GSI	—	(11,911)	(11,911)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,168	May 2023	GSI	—	(1,700)	(1,700)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,792	May 2023	GSI	—	(2,764)	(2,764)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,738	May 2023	GSI	—	(2,478)	(2,478)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,152	May 2023	GSI	—	(2,954)	(2,954)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,278	May 2023	GSI	—	(2,693)	(2,693)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,461	May 2023	GSI	—	(3,137)	(3,137)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,907	May 2023	GSI	—	(7,524)	(7,524)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	279,495	May 2023	GSI	—	(39,007)	(39,007)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,505	May 2023	GSI	—	(5,374)	(5,374)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,536	May 2023	GSI	—	(2,866)	(2,866)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,309	May 2023	GSI	—	(9,669)	(9,669)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,517	May 2023	GSI	—	(3,701)	(3,701)
Receive	Varian Medical Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	73,799	May 2023	GSI	—	7,401	7,401
Receive	Varian Medical Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	139,298	May 2023	GSI	—	13,969	13,969
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,845	May 2023	GSI	—	4,455	4,455
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	71,415	May 2023	GSI	—	8,407	8,407
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	63,954	May 2023	GSI	—	(6,569)	(6,569)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	304,376	May 2023	GSI	—	53	53
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	603,792	May 2023	GSI	—	105	105
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	579,928	May 2023	GSI	—	101	101
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	228,327	May 2023	GSI	—	41	41
Receive	Wintrust Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	346,029	May 2023	GSI	—	9,860	9,860
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	1,870,975	May 2023	GSI	—	(82,275)	(82,275)
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	0	May 2023	GSI	—	93,268	93,268
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	1,179,510	May 2023	JPM	—	101,661	101,661
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	525,453	May 2023	JPM	—	70,755	70,755
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	78,311	May 2023	JPM	—	10,538	10,538
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	309,720	May 2023	JPM	—	$139,345	$139,345
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	523,747	May 2023	JPM	—	235,637	235,637
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	369,314	May 2023	JPM	—	166,157	166,157
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	106,214	May 2023	JPM	—	(12,534)	(12,534)
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,175,945	May 2023	JPM	—	94,649	94,649
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	179,360	May 2023	JPM	—	(31,198)	(31,198)
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	854,837	May 2023	JPM	—	(148,689)	(148,689)
Receive	Agios Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,379	May 2023	JPM	—	(3,892)	(3,892)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,947	May 2023	JPM	—	(3,576)	(3,576)
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	666,720	May 2023	JPM	—	30,551	30,551
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	762,480	May 2023	JPM	—	34,939	34,939
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	296,160	May 2023	JPM	—	13,543	13,543
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,205,171	May 2023	JPM	—	48,331	48,331
Receive	Align Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	647,635	May 2023	JPM	—	25,976	25,976
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	101,164	May 2023	JPM	—	31,539	31,539
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,357	May 2023	JPM	—	6,970	6,970
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,073,717	May 2023	JPM	—	(47,090)	(47,090)
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,420,435	May 2023	JPM	—	(19,110)	(19,110)
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	2,550,169	May 2023	JPM	—	(21,960)	(21,960)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,190,506	May 2023	JPM	—	217,392	217,392
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	381,881	May 2023	JPM	—	48,469	48,469
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	948,055	May 2023	JPM	—	120,236	120,236
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,701	May 2023	JPM	—	2,527	2,527
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	428,744	May 2023	JPM	—	(5,650)	(5,650)
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	213,840	May 2023	JPM	—	(2,818)	(2,818)
Receive	Amgen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,812,600	May 2023	JPM	—	(127,365)	(127,365)
Receive	Amgen, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	212,944	May 2023	JPM	—	(9,662)	(9,662)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	23,400	May 2023	JPM	—	(1,754)	(1,754)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	58,870	May 2023	JPM	—	(4,414)	(4,414)
Receive	Amneal Pharmaceuticals, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	37,632	May 2023	JPM	—	(2,822)	(2,822)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,524,961	May 2023	JPM	—	27,060	27,060
Receive	Apple, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,120,055	May 2023	JPM	—	153,261	153,261
Receive	Apple, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	378,336	May 2023	JPM	—	51,769	51,769
Receive	Apple, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,985,517	May 2023	JPM	—	271,507	271,507
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,773	May 2023	JPM	—	(1,369)	(1,369)
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	190,030	May 2023	JPM	—	2,782	2,782
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	472,084	May 2023	JPM	—	6,912	6,912
Receive	Ares Management Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	616,063	May 2023	JPM	—	9,021	9,021
Receive	ASM International NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	369,571	May 2023	JPM	—	(46,632)	(46,632)
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	1,324,441	May 2023	JPM	—	(109,182)	(109,182)
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	597,848	May 2023	JPM	—	(49,285)	(49,285)
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	204,679	May 2023	JPM	—	(16,873)	(16,873)
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	94,430	May 2023	JPM	—	(8,983)	(8,983)
Receive	Atlassian Corp. PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	2,335,353	May 2023	JPM	—	(169,665)	(169,665)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	100,915	May 2023	JPM	—	(4,388)	(4,388)
Receive	Australia & New Zealand Banking Group, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	400,258	May 2023	JPM	—	(17,403)	(17,403)
Receive	AXA SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	185,761	May 2023	JPM	—	(18,533)	(18,533)
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	121,114	May 2023	JPM	—	1,173	1,173
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	536,871	May 2023	JPM	—	5,201	5,201
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	184,745	May 2023	JPM	—	1,790	1,790
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	91,775	May 2023	JPM	—	$889	$889
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	276,491	May 2023	JPM	—	2,679	2,679
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,135	May 2023	JPM	—	282	282
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,354	May 2023	JPM	—	1,079	1,079
Receive	Axcelis Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	222,621	May 2023	JPM	—	2,157	2,157
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	162,615	May 2023	JPM	—	8,370	8,370
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,494	May 2023	JPM	—	(89)	(89)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	628,224	May 2023	JPM	—	(12,394)	(12,394)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	48,303	May 2023	JPM	—	(3,563)	(3,563)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	206,586	May 2023	JPM	—	(15,240)	(15,240)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	149,061	May 2023	JPM	—	(10,996)	(10,996)
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,676,145	May 2023	JPM	—	206,425	206,425
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	868,880	May 2023	JPM	—	107,007	107,007
Receive	Becton, Dickinson and Company	1-Month USD LIBOR + 0.20%	Monthly	USD	280,695	May 2023	JPM	—	8,236	8,236
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	438,520	May 2023	JPM	—	(46,124)	(46,124)
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	787,160	May 2023	JPM	—	(82,794)	(82,794)
Receive	Bravura Solutions, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	1,019,891	May 2023	JPM	—	(72,276)	(72,276)
Receive	Brenntag AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	925,698	May 2023	JPM	—	40,483	40,483
Receive	Brenntag AG	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	105,711	May 2023	JPM	—	4,623	4,623
Receive	Burlington Stores, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,827,951	May 2023	JPM	—	(87,428)	(87,428)
Receive	Ceridian HCM Holding, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	397,524	May 2023	JPM	—	(28,815)	(28,815)
Receive	Charter Communications, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	444,715	May 2023	JPM	—	45,099	45,099
Receive	Charter Communications, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	579,445	May 2023	JPM	—	59,081	59,081
Receive	Churchill Capital Corp. III	1-Month USD LIBOR + 0.20%	Monthly	USD	949,347	May 2023	JPM	—	(135,006)	(135,006)
Receive	Churchill Capital Corp. III	1-Month USD LIBOR + 0.20%	Monthly	USD	406,762	May 2023	JPM	—	(40,206)	(40,206)
Receive	Churchill Capital Corp. III	1-Month USD LIBOR + 0.20%	Monthly	USD	120,136	May 2023	JPM	—	(10,165)	(10,165)
Receive	Churchill Capital Corp. III	1-Month USD LIBOR + 0.20%	Monthly	USD	78,257	May 2023	JPM	—	(4,956)	(4,956)
Receive	ConvaTec Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	28,889	May 2023	JPM	—	1,006	1,006
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	248,970	May 2023	JPM	—	9,851	9,851
Receive	Curtiss-Wright Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	821,260	May 2023	JPM	—	(25,076)	(25,076)
Receive	DNB ASA	1-Month NOK NIBOR + 0.20%	Monthly	NOK	2,193,517	May 2023	JPM	—	8,511	8,511
Receive	Edenred	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	677,808	May 2023	JPM	—	11,340	11,340
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	343,061	May 2023	JPM	—	43,751	43,751
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,768	May 2023	JPM	—	2,470	2,470
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	203,517	May 2023	JPM	—	17,472	17,472
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	7,527	May 2023	JPM	—	(89)	(89)
Receive	Engie SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	13,389	May 2023	JPM	—	(159)	(159)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,201,445	May 2023	JPM	—	122,473	122,473
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	350,809	May 2023	JPM	—	19,517	19,517
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	312,845	May 2023	JPM	—	17,405	17,405
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,135,173	May 2023	JPM	—	72,364	72,364
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	329,659	May 2023	JPM	—	21,021	21,021
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	761,020	May 2023	JPM	—	14,790	14,790
Receive	FirstRand, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	2,216,674	May 2023	JPM	—	758	758
Receive	FirstRand, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	7,601,450	May 2023	JPM	—	2,592	2,592
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	171,647	May 2023	JPM	—	1,579	1,579
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,245,340	May 2023	JPM	—	11,331	11,331
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	488,554	May 2023	JPM	—	$4,445	$4,445
Receive	Galapagos NV	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	13,133	May 2023	JPM	—	(1,918)	(1,918)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	758,105	May 2023	JPM	—	(5,511)	(5,511)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	305,505	May 2023	JPM	—	(2,221)	(2,221)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	218,799	May 2023	JPM	—	8,869	8,869
Receive	GlycoMimetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,196	May 2023	JPM	—	1,730	1,730
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	32,462	May 2023	JPM	—	(148)	(148)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	155,395	May 2023	JPM	—	(710)	(710)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	621,581	May 2023	JPM	—	(2,841)	(2,841)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,936,229	May 2023	JPM	—	(8,138)	(8,138)
Receive	Hamilton Lane, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	805,472	May 2023	JPM	—	49,189	49,189
Receive	HCA Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	851,916	May 2023	JPM	—	235,462	235,462
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	927,717	May 2023	JPM	—	99,628	99,628
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,245	May 2023	JPM	—	4,000	4,000
Receive	Health Catalyst, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	70,299	May 2023	JPM	—	7,549	7,549
Receive	Hill-Rom Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	957,768	May 2023	JPM	—	(141,210)	(141,210)
Receive	Hill-Rom Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	62,369	May 2023	JPM	—	(9,202)	(9,202)
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	348,259	May 2023	JPM	—	71,681	71,681
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	69,606	May 2023	JPM	—	14,327	14,327
Receive	Hologic, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	278,654	May 2023	JPM	—	57,353	57,353
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,295,107	May 2023	JPM	—	(19,823)	(19,823)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	18,491	May 2023	JPM	—	(948)	(948)
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	747,513	May 2023	JPM	—	128,263	128,263
Receive	IDEXX Laboratories, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	134,770	May 2023	JPM	—	23,120	23,120
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	431,133	May 2023	JPM	—	42,611	42,611
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	881,834	May 2023	JPM	—	87,157	87,157
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,133,735	May 2023	JPM	—	(95,084)	(95,084)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	325,202	May 2023	JPM	—	(27,306)	(27,306)
Receive	Ingersoll Rand, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	819,097	May 2023	JPM	—	63,567	63,567
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,389	May 2023	JPM	—	308	308
Receive	Intesa Sanpaolo SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	140,720	May 2023	JPM	—	(7,862)	(7,862)
Receive	Intesa Sanpaolo SpA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	440,068	May 2023	JPM	—	(24,585)	(24,585)
Receive	Intuitive Surgical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	489,928	May 2023	JPM	—	84,425	84,425
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 1.00%	Monthly	USD	54,179	May 2023	JPM	$(2)	(6,003)	(6,005)
Receive	KB Financial Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,816	May 2023	JPM	—	(48)	(48)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	170,812	May 2023	JPM	—	(3,171)	(3,171)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,088	May 2023	JPM	—	(1,988)	(1,988)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,903	May 2023	JPM	—	(2,003)	(2,003)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,903	May 2023	JPM	—	(2,003)	(2,003)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	785,857	May 2023	JPM	—	(14,661)	(14,661)
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	418,581	May 2023	JPM	—	(7,770)	(7,770)
Receive	Laboratory Corp. of America Holdings	1-Month USD LIBOR + 0.20%	Monthly	USD	801,175	May 2023	JPM	—	(3,158)	(3,158)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	233,596	May 2023	JPM	—	17,699	17,699
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	100,037	May 2023	JPM	—	7,580	7,580
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,455,900	May 2023	JPM	—	247,350	247,350
Receive	Linx SA	1-Month USD LIBOR + 0.50%	Monthly	USD	208,490	May 2023	JPM	—	8,935	8,935
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	361,179	May 2023	JPM	—	1,478	1,478
Receive	Livongo Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	912,075	May 2023	JPM	—	582,813	582,813
Receive	Livongo Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,321,961	May 2023	JPM	—	844,737	844,737
Receive	LPL Financial Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	262,794	May 2023	JPM	—	3,218	3,218
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	268,066	May 2023	JPM	—	(16,594)	(16,594)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,633,883	May 2023	JPM	—	$17,667	$17,667
Receive	Match Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	717,959	May 2023	JPM	—	59,765	59,765
Receive	Medical Properties Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,406,358	May 2023	JPM	—	101,774	101,774
Receive	Mettler-Toledo International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	624,175	May 2023	JPM	—	84,436	84,436
Receive	Mettler-Toledo International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	766,632	May 2023	JPM	—	103,709	103,709
Receive	Mettler-Toledo International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,345	May 2023	JPM	—	11,139	11,139
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	183,855	May 2023	JPM	—	1,730	1,730
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	70,810	May 2023	JPM	—	(7,420)	(7,420)
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	964,000	May 2023	JPM	—	(22,142)	(22,142)
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	451,976	May 2023	JPM	—	(10,426)	(10,426)
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	75,222,700	May 2023	JPM	—	30,705	30,705
Receive	Orchard Therapeutics PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	5,644	May 2023	JPM	—	(223)	(223)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,248,935	May 2023	JPM	—	366,488	366,488
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,452,428	May 2023	JPM	—	163,837	163,837
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	989,955	May 2023	JPM	—	111,669	111,669
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,140,089	May 2023	JPM	—	78,279	78,279
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	804,248	May 2023	JPM	—	128,808	128,808
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,367,631	May 2023	JPM	—	172,255	172,255
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,358,762	May 2023	JPM	—	171,012	171,012
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	372,052	May 2023	JPM	—	46,861	46,861
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	371,983	May 2023	JPM	—	46,852	46,852
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	775,957	May 2023	JPM	—	97,733	97,733
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,629	May 2023	JPM	—	1,338	1,338
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	634,432	May 2023	JPM	—	79,851	79,851
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	276,080	May 2023	JPM	—	34,746	34,746
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	466,323	May 2023	JPM	—	50,982	50,982
Receive	Quest Diagnostics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	803,058	May 2023	JPM	—	8,318	8,318
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,493	May 2023	JPM	—	1,673	1,673
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	152,370	May 2023	JPM	—	15,456	15,456
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,783	May 2023	JPM	—	(2,838)	(2,838)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	633,523	May 2023	JPM	—	4,749	4,749
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,617	May 2023	JPM	—	(6,057)	(6,057)
Receive	Rigel Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	396,941	May 2023	JPM	—	78,509	78,509
Receive	Roche Holding AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	59,509	May 2023	JPM	—	(3,200)	(3,200)
Receive	Roche Holding AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	213,100	May 2023	JPM	—	(11,460)	(11,460)
Receive	SCOR SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	642,171	May 2023	JPM	—	(91,506)	(91,506)
Receive	Slack Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	278,648	May 2023	JPM	—	(14,110)	(14,110)
Receive	Snap, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	285,701	May 2023	JPM	—	(12,253)	(12,253)
Receive	Snap, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	561,377	May 2023	JPM	—	(24,077)	(24,077)
Receive	Snap, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	327,531	May 2023	JPM	—	(28,125)	(28,125)
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	299,276	May 2023	JPM	—	16,450	16,450
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	874,311	May 2023	JPM	—	79,875	79,875
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	75,468	May 2023	JPM	—	(15,459)	(15,459)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	344,009	May 2023	JPM	—	4,245	4,245
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	215,102	May 2023	JPM	—	37,836	37,836
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	589,360	May 2023	JPM	—	103,668	103,668
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	326,507	May 2023	JPM	—	57,432	57,432
Receive	SVMK, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	458,436	May 2023	JPM	—	4,982	4,982
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	466,221	May 2023	JPM	—	92,091	92,091
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	416,746	May 2023	JPM	—	5,527	5,527
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	973,020	May 2023	JPM	—	12,900	12,900
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Tenaris SA	1-Month USD LIBOR + 0.20%	Monthly	USD	469,510	May 2023	JPM	—	$(58,426)	$(58,426)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,933,158	May 2023	JPM	—	244,478	244,478
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	477,455	May 2023	JPM	—	39,781	39,781
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	829,908	May 2023	JPM	—	69,103	69,103
Receive	Thor Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,242,413	May 2023	JPM	—	46,047	46,047
Receive	TJX Companies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	597,411	May 2023	JPM	—	(7,491)	(7,491)
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	348,423	May 2023	JPM	—	1,925	1,925
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	519,698	May 2023	JPM	—	2,872	2,872
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,789	May 2023	JPM	—	(805)	(805)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	45,472	May 2023	JPM	—	3,652	3,652
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,144	May 2023	JPM	—	1,216	1,216
Receive	TransUnion	1-Month USD LIBOR + 0.20%	Monthly	USD	2,152,932	May 2023	JPM	—	51,991	51,991
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,264	May 2023	JPM	—	(59,701)	(59,701)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	133,751	May 2023	JPM	—	9,193	9,193
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,064,559	May 2023	JPM	—	(398)	(398)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	790,334	May 2023	JPM	—	(230)	(230)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	324,915	May 2023	JPM	—	(94)	(94)
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	973,534	May 2023	JPM	—	(280)	(280)
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,850	May 2023	JPM	—	(9,307)	(9,307)
Receive	Varian Medical Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,274,115	May 2023	JPM	—	209,217	209,217
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	321,483	May 2023	JPM	—	(848)	(848)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	633,599	May 2023	JPM	—	(42,058)	(42,058)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	349,572	May 2023	JPM	—	(23,239)	(23,239)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,385,179	May 2023	JPM	—	(92,085)	(92,085)
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	64,847	May 2023	JPM	—	(6,710)	(6,710)
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	43,640	May 2023	JPM	—	(4,516)	(4,516)
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	17,456	May 2023	JPM	—	(1,806)	(1,806)
Receive	Vietnam Technological and Commercial Joint Stock Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	166,663	May 2023	JPM	—	(17,245)	(17,245)
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	687,061	May 2023	JPM	—	33,028	33,028
Receive	WaVe Life Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	129,545	May 2023	JPM	—	(12,673)	(12,673)
Receive	WaVe Life Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	151,720	May 2023	JPM	—	(14,828)	(14,828)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	315,349	May 2023	JPM	—	(1,457)	(1,457)
Receive	WEX, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,586,237	May 2023	JPM	—	(59,356)	(59,356)
Receive	Wintrust Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,408	May 2023	JPM	—	31	31
Receive	Wintrust Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	755,894	May 2023	JPM	—	1,096	1,096
Receive	Wintrust Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	448,793	May 2023	JPM	—	650	650
Receive	Wolverine World Wide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,079,445	May 2023	JPM	—	49,861	49,861
Receive	Workday, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	316,330	May 2023	JPM	—	(16,424)	(16,424)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	21,802	May 2023	JPM	—	(2,926)	(2,926)
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	720,589	May 2023	JPM	—	94,542	94,542
Receive	2U, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	346,927	May 2023	MSI	—	48,146	48,146
Receive	2U, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	642,744	May 2023	MSI	—	89,197	89,197
Receive	2U, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	173,711	May 2023	MSI	—	24,107	24,107
Receive	2U, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	682,358	May 2023	MSI	—	94,696	94,696
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	1,993,218	May 2023	MSI	—	87,421	87,421
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	347,037	May 2023	MSI	—	138,471	138,471
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	1,052,231	May 2023	MSI	—	(188,346)	(188,346)
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	362,739	May 2023	MSI	—	(57,812)	(57,812)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,348	May 2023	MSI	—	$(2,642)	$(2,642)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,662	May 2023	MSI	—	(1,211)	(1,211)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	21,706	May 2023	MSI	—	(4,642)	(4,642)
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	929,803	May 2023	MSI	—	6,611	6,611
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	265,339	May 2023	MSI	—	64,456	64,456
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	45,194	May 2023	MSI	—	(3,514)	(3,514)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	682,646	May 2023	MSI	—	(53,083)	(53,083)
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	878,504	May 2023	MSI	—	9,982	9,982
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,112,693	May 2023	MSI	—	17,503	17,503
Receive	ANTA Sports Products, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	11,956,050	May 2023	MSI	—	2,723	2,723
Receive	ANTA Sports Products, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	3,007,277	May 2023	MSI	—	683	683
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	29,668	May 2023	MSI	—	715	715
Receive	Archer-Daniels-Midland Company	1-Month USD LIBOR + 0.20%	Monthly	USD	740,699	May 2023	MSI	—	34,835	34,835
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	36,990	May 2023	MSI	—	(3,359)	(3,359)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,943	May 2023	MSI	—	(1,538)	(1,538)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	65,408	May 2023	MSI	—	(5,932)	(5,932)
Receive	ASM International NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	462,833	May 2023	MSI	—	(60,935)	(60,935)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	61,523	May 2023	MSI	—	(636)	(636)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	1,328,981	May 2023	MSI	—	(13,734)	(13,734)
Receive	ASM Pacific Technology, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	4,728,619	May 2023	MSI	—	(48,875)	(48,875)
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	557,138	May 2023	MSI	—	(32,306)	(32,306)
Receive	ASML Holding NV	1-Month USD LIBOR + 0.20%	Monthly	USD	490,312	May 2023	MSI	—	(28,431)	(28,431)
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	945,469	May 2023	MSI	—	(87,186)	(87,186)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	566,748	May 2023	MSI	—	(38,621)	(38,621)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	122,975	May 2023	MSI	—	(8,380)	(8,380)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,785,346	May 2023	MSI	—	(121,772)	(121,772)
Receive	Atreca, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	549,763	May 2023	MSI	—	(163,345)	(163,345)
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	187,443	May 2023	MSI	—	(20,758)	(20,758)
Receive	AXA SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	81,920	May 2023	MSI	—	(9,072)	(9,072)
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	718,220	May 2023	MSI	—	12,755	12,755
Receive	Bank Mandiri Persero Tbk PT	1-Month USD LIBOR + 0.75%	Monthly	USD	408,259	May 2023	MSI	—	40,091	40,091
Receive	Bank Mandiri Persero Tbk PT	1-Month USD LIBOR + 0.75%	Monthly	USD	180,748	May 2023	MSI	—	17,749	17,749
Receive	Bank Mandiri Persero Tbk PT	1-Month USD LIBOR + 0.75%	Monthly	USD	157,156	May 2023	MSI	—	15,432	15,432
Receive	Bank Rakyat Indonesia Persero Tbk PT	1-Month USD LIBOR + 0.75%	Monthly	USD	16,522	May 2023	MSI	—	138	138
Receive	Baoshan Iron & Steel Company, Ltd.	1-Month USD LIBOR + 0.70%	Monthly	USD	1,078,973	May 2023	MSI	—	(41,454)	(41,454)
Receive	Baoshan Iron & Steel Company, Ltd.	1-Month USD LIBOR + 0.70%	Monthly	USD	1,132,844	May 2023	MSI	—	(43,523)	(43,523)
Receive	Baoshan Iron & Steel Company, Ltd.	1-Month USD LIBOR + 0.70%	Monthly	USD	85,914	May 2023	MSI	—	(3,300)	(3,300)
Receive	Baoshan Iron & Steel Company, Ltd.	1-Month USD LIBOR + 0.70%	Monthly	USD	605,035	May 2023	MSI	—	(23,239)	(23,239)
Receive	Barrick Gold Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,394,972	May 2023	MSI	—	93,497	93,497
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	660,182	May 2023	MSI	—	(34,593)	(34,593)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	153,576	May 2023	MSI	—	(8,047)	(8,047)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	51,613	May 2023	MSI	—	(2,702)	(2,702)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	236,876	May 2023	MSI	—	(12,401)	(12,401)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	312,186	May 2023	MSI	—	(16,519)	(16,519)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	47,525	May 2023	MSI	—	(2,515)	(2,515)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	269,167	May 2023	MSI	—	(14,243)	(14,243)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	320,571	May 2023	MSI	—	(16,963)	(16,963)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	318,181	May 2023	MSI	—	(16,836)	(16,836)
Receive	BE Semiconductor Industries NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	294,281	May 2023	MSI	—	(15,572)	(15,572)
Receive	Beazley PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	274,512	May 2023	MSI	—	(16,487)	(16,487)
Receive	BioNTech SE	1-Month USD LIBOR + 0.20%	Monthly	USD	2,173,470	May 2023	MSI	—	114,185	114,185
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	BioNTech SE	1-Month USD LIBOR + 0.20%	Monthly	USD	47,112	May 2023	MSI	—	$2,475	$2,475
Receive	BioNTech SE	1-Month USD LIBOR + 0.20%	Monthly	USD	168,246	May 2023	MSI	—	8,840	8,840
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	331,903	May 2023	MSI	—	982	982
Receive	Black Diamond Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,162	May 2023	MSI	—	(241)	(241)
Receive	Bloomberry Resorts Corp.	1-Month USD LIBOR + 0.75%	Monthly	USD	17,559	May 2023	MSI	—	(822)	(822)
Receive	Bloomberry Resorts Corp.	1-Month USD LIBOR + 0.75%	Monthly	USD	673,758	May 2023	MSI	$(1)	(31,547)	(31,548)
Receive	Bloomberry Resorts Corp.	1-Month USD LIBOR + 0.75%	Monthly	USD	40,744	May 2023	MSI	—	(1,908)	(1,908)
Receive	Bloomberry Resorts Corp.	1-Month USD LIBOR + 0.75%	Monthly	USD	101,859	May 2023	MSI	—	(4,769)	(4,769)
Receive	Bloomberry Resorts Corp.	1-Month USD LIBOR + 0.75%	Monthly	USD	132,697	May 2023	MSI	—	(6,213)	(6,213)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	824,630	May 2023	MSI	—	(71,476)	(71,476)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	560,700	May 2023	MSI	—	(48,597)	(48,597)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	30,038	May 2023	MSI	—	(2,600)	(2,600)
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	387,054	May 2023	MSI	—	(21,548)	(21,548)
Receive	Cellnex Telecom SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	1	May 2023	MSI	—	28,974	28,974
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	51,189	May 2023	MSI	—	11,679	11,679
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	104,627	May 2023	MSI	—	3,291	3,291
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	22,008	May 2023	MSI	—	823	823
Receive	CTT-Correios de Portugal SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	232,015	May 2023	MSI	—	8,676	8,676
Receive	Cytokinetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	409,987	May 2023	MSI	—	(103,977)	(103,977)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	22,743,168	May 2023	MSI	—	634	634
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	6,895,715	May 2023	MSI	—	192	192
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	1,751,427	May 2023	MSI	—	49	49
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	5,948,083	May 2023	MSI	—	166	166
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	4,408,181	May 2023	MSI	—	123	123
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,614,449	May 2023	MSI	—	73	73
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,528,237	May 2023	MSI	—	98	98
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	4,120,507	May 2023	MSI	—	115	115
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	3,528,237	May 2023	MSI	—	98	98
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	344,506	May 2023	MSI	—	(19,459)	(19,459)
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	108,554	May 2023	MSI	—	(6,186)	(6,186)
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	162,703	May 2023	MSI	—	(9,271)	(9,271)
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	61,445	May 2023	MSI	—	(3,387)	(3,387)
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	568,820	May 2023	MSI	—	46,395	46,395
Receive	Fair Isaac Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	451,889	May 2023	MSI	—	36,857	36,857
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,772,933	May 2023	MSI	—	(41,855)	(41,855)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,627,670	May 2023	MSI	—	(127,022)	(127,022)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	219,808	May 2023	MSI	—	(6,033)	(6,033)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	787,802	May 2023	MSI	—	(21,471)	(21,471)
Receive	Fortive Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	497,333	May 2023	MSI	—	(7,065)	(7,065)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	116,462	May 2023	MSI	—	(33,301)	(33,301)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	107,794	May 2023	MSI	—	(30,822)	(30,822)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,926	May 2023	MSI	—	(9,415)	(9,415)
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	16,240	May 2023	MSI	—	(613)	(613)
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	801,920	May 2023	MSI	—	(30,262)	(30,262)
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,609,880	May 2023	MSI	—	(149,797)	(149,797)
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	34,876	May 2023	MSI	—	(3,245)	(3,245)
Receive	Gilead Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	124,633	May 2023	MSI	—	(11,596)	(11,596)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	772,828	May 2023	MSI	—	40,067	40,067
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	772,659	May 2023	MSI	—	40,058	40,058
Receive	Growthpoint Properties, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	4,535,638	May 2023	MSI	—	(21,278)	(21,278)
Receive	Growthpoint Properties, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	2,625,334	May 2023	MSI	—	(12,316)	(12,316)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Grupo Aeroportuario del Sureste SAB de CV	1-Month MXN TIIE + 0.55%	Monthly	MXN	309,315	May 2023	MSI	—	$(573)	$(573)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	55,600	May 2023	MSI	—	1,436	1,436
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	555,316	May 2023	MSI	—	14,339	14,339
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	555,316	May 2023	MSI	—	14,339	14,339
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	94,578	May 2023	MSI	—	2,465	2,465
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	297,376	May 2023	MSI	—	7,674	7,674
Receive	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	346,395	May 2023	MSI	—	16,741	16,741
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	11,397	May 2023	MSI	—	(429)	(429)
Receive	HMS Holdings Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	243,937	May 2023	MSI	—	(3,150)	(3,150)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	15,562	May 2023	MSI	—	(542)	(542)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	7,107	May 2023	MSI	—	(248)	(248)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	27,247	May 2023	MSI	—	(946)	(946)
Receive	ICON PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,070,796	May 2023	MSI	—	10,265	10,265
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	120,946	May 2023	MSI	—	629	629
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	274,773	May 2023	MSI	—	(30,686)	(30,686)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	142,272	May 2023	MSI	—	(15,888)	(15,888)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	7,007	May 2023	MSI	—	(783)	(783)
Receive	Kasikornbank PCL, NVDR	1-Month USD LIBOR + 0.70%	Monthly	USD	293,115	May 2023	MSI	—	(32,736)	(32,736)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	82,088	May 2023	MSI	—	(1,157)	(1,157)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	83,687	May 2023	MSI	—	(1,180)	(1,180)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	193,538	May 2023	MSI	—	(2,729)	(2,729)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	111,050	May 2023	MSI	—	(1,566)	(1,566)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	100,745	May 2023	MSI	—	(1,421)	(1,421)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	54,725	May 2023	MSI	—	(772)	(772)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	88,840	May 2023	MSI	—	(1,253)	(1,253)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	133,260	May 2023	MSI	—	(1,879)	(1,879)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	177,680	May 2023	MSI	—	(2,505)	(2,505)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	44,420	May 2023	MSI	—	(626)	(626)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	88,840	May 2023	MSI	—	(1,253)	(1,253)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	310,940	May 2023	MSI	—	(4,384)	(4,384)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	59,034	May 2023	MSI	—	(830)	(830)
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	31,005	May 2023	MSI	—	(436)	(436)
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	269,168	May 2023	MSI	—	22,454	22,454
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	609,822	May 2023	MSI	—	50,872	50,872
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	312,551	May 2023	MSI	—	26,073	26,073
Receive	Leidos Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	265,041	May 2023	MSI	—	22,110	22,110
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	283,245	May 2023	MSI	—	14,838	14,838
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	484,557	May 2023	MSI	—	25,384	25,384
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	556,851	May 2023	MSI	—	29,173	29,173
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	237,459	May 2023	MSI	—	12,441	12,441
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	77,519	May 2023	MSI	—	(864)	(864)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	181,536	May 2023	MSI	—	(2,023)	(2,023)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	112,952	May 2023	MSI	—	(1,259)	(1,259)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	46,514	May 2023	MSI	—	(518)	(518)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	66,441	May 2023	MSI	—	(740)	(740)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	542,622	May 2023	MSI	—	(6,046)	(6,046)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	50,940	May 2023	MSI	—	(568)	(568)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	106,311	May 2023	MSI	—	(1,185)	(1,185)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	93,020	May 2023	MSI	—	(1,036)	(1,036)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	170,539	May 2023	MSI	—	(1,900)	(1,900)
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	265,772	May 2023	MSI	—	$(2,961)	$(2,961)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	276,847	May 2023	MSI	—	(3,085)	(3,085)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	286,815	May 2023	MSI	—	(3,196)	(3,196)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	221,476	May 2023	MSI	—	(2,468)	(2,468)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	276,850	May 2023	MSI	—	(3,085)	(3,085)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	442,958	May 2023	MSI	—	(4,935)	(4,935)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	96,626	May 2023	MSI	—	(1,077)	(1,077)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	121,812	May 2023	MSI	—	(1,357)	(1,357)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	8,860	May 2023	MSI	—	(99)	(99)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	42,080	May 2023	MSI	—	(469)	(469)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	95,236	May 2023	MSI	—	(1,061)	(1,061)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	285,709	May 2023	MSI	—	(3,183)	(3,183)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	93,184	May 2023	MSI	—	(1,039)	(1,039)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	102,365	May 2023	MSI	—	(1,141)	(1,141)
Receive	Lifetech Scientific Corp.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	595,326	May 2023	MSI	—	(6,633)	(6,633)
Receive	Linx SA	1-Month USD LIBOR + 0.55%	Monthly	USD	23,949	May 2023	MSI	—	1,679	1,679
Receive	Linx SA	1-Month USD LIBOR + 0.55%	Monthly	USD	576,570	May 2023	MSI	—	43,810	43,810
Receive	Linx SA	1-Month USD LIBOR + 0.55%	Monthly	USD	250,769	May 2023	MSI	—	19,054	19,054
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	211,674	May 2023	MSI	—	(80)	(80)
Receive	LiveRamp Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	395,543	May 2023	MSI	—	(150)	(150)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,209,537	May 2023	MSI	—	(15,555)	(15,555)
Receive	Madrigal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	61,734	May 2023	MSI	—	(794)	(794)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	85,437	May 2023	MSI	—	(1,233)	(1,233)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	306,737	May 2023	MSI	—	(4,002)	(4,002)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	214,408	May 2023	MSI	—	(3,043)	(3,043)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	187,214	May 2023	MSI	—	(2,649)	(2,649)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	208,073	May 2023	MSI	—	(2,944)	(2,944)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	436,745	May 2023	MSI	—	(6,179)	(6,179)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	203,479	May 2023	MSI	—	(2,888)	(2,888)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	327,781	May 2023	MSI	—	(4,653)	(4,653)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	282,469	May 2023	MSI	—	(4,009)	(4,009)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,324,389	May 2023	MSI	—	(18,799)	(18,799)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	82,918	May 2023	MSI	—	(1,177)	(1,177)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	120,857	May 2023	MSI	—	(1,715)	(1,715)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	115,633	May 2023	MSI	—	(1,641)	(1,641)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	169,985	May 2023	MSI	—	(2,413)	(2,413)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	340,008	May 2023	MSI	—	(4,826)	(4,826)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	2,452,792	May 2023	MSI	—	25,097	25,097
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	653,207	May 2023	MSI	—	16,833	16,833
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	104,780	May 2023	MSI	—	2,700	2,700
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	117,813	May 2023	MSI	—	3,057	3,057
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	120,651,988	May 2023	MSI	—	(64,840)	(64,840)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	58,360	May 2023	MSI	—	(381)	(381)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	861,089	May 2023	MSI	—	(5,616)	(5,616)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	65,067	May 2023	MSI	—	(10,912)	(10,912)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	29,824	May 2023	MSI	—	(5,001)	(5,001)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	110,900	May 2023	MSI	—	(18,586)	(18,586)
Receive	Mylan NV	1-Month USD LIBOR + 0.25%	Monthly	USD	21,395	May 2023	MSI	—	(1,100)	(1,100)
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,218	May 2023	MSI	—	(718)	(718)
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	998,080	May 2023	MSI	—	(19,405)	(19,405)
Receive	NanoString Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	147,280	May 2023	MSI	—	(2,864)	(2,864)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	413,375	May 2023	MSI	—	$(27,226)	$(27,226)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	322,851	May 2023	MSI	—	(21,264)	(21,264)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	22,003	May 2023	MSI	—	(2,191)	(2,191)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	1,735,742	May 2023	MSI	—	(172,808)	(172,808)
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	804,938	May 2023	MSI	—	(36,288)	(36,288)
Receive	Occidental Petroleum Corp.	1-Month USD LIBOR	Monthly	USD	4	May 2023	MSI	—	—	—
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	305,076	May 2023	MSI	—	15,890	15,890
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	179,358	May 2023	MSI	—	9,342	9,342
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	969,535	May 2023	MSI	—	50,500	50,500
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	781,775	May 2023	MSI	—	118,723	118,723
Receive	Peloton Interactive, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,237,664	May 2023	MSI	—	99,593	99,593
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	654,748	May 2023	MSI	—	57,452	57,452
Receive	PRA Health Sciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	487,008	May 2023	MSI	—	30,370	30,370
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	284,840	May 2023	MSI	—	(3,756)	(3,756)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	44,652	May 2023	MSI	—	(589)	(589)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	7,775	May 2023	MSI	—	(103)	(103)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	29,574	May 2023	MSI	—	(387)	(387)
Receive	Prudential PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	490,361	May 2023	MSI	—	(82,408)	(82,408)
Receive	R1 RCM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	661,976	May 2023	MSI	—	9,225	9,225
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	95,941	May 2023	MSI	—	(4,717)	(4,717)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	110,152	May 2023	MSI	—	(5,415)	(5,415)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	58,757	May 2023	MSI	—	(2,889)	(2,889)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	36,735	May 2023	MSI	—	(1,806)	(1,806)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	82,165	May 2023	MSI	—	(4,039)	(4,039)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	19,687	May 2023	MSI	—	(968)	(968)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,012	May 2023	MSI	—	(443)	(443)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	34,030	May 2023	MSI	—	(1,669)	(1,669)
Receive	Rapid7, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	149,769	May 2023	MSI	—	10,152	10,152
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	47,673	May 2023	MSI	—	7,250	7,250
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	48,240	May 2023	MSI	—	(3,431)	(3,431)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	22,111	May 2023	MSI	—	(1,572)	(1,572)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	81,875	May 2023	MSI	—	(5,814)	(5,814)
Receive	Revolution Medicines, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,248	May 2023	MSI	—	(91)	(91)
Receive	salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,783,732	May 2023	MSI	—	99,257	99,257
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	66,625	May 2023	MSI	—	265	265
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	38,955	May 2023	MSI	—	155	155
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	18,482	May 2023	MSI	—	73	73
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	120,406	May 2023	MSI	—	479	479
Receive	Sberbank of Russia	1-Month USD LIBOR + 1.50%	Monthly	USD	240,221	May 2023	MSI	—	1,067	1,067
Receive	Sberbank of Russia	1-Month USD LIBOR + 1.50%	Monthly	USD	175,915	May 2023	MSI	—	62	62
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,483,247	May 2023	MSI	—	(97,303)	(97,303)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	929,653	May 2023	MSI	—	(60,890)	(60,890)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	929,297	May 2023	MSI	—	(60,866)	(60,866)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	463,200	May 2023	MSI	—	1,431	1,431
Receive	Slack Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	239,422	May 2023	MSI	—	(19,195)	(19,195)
Receive	SLM Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	93,168	May 2023	MSI	—	(1,571)	(1,571)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	716,871	May 2023	MSI	—	(80,720)	(80,720)
Receive	South State Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	438,192	May 2023	MSI	—	(8,365)	(8,365)
Receive	Square, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	712,182	May 2023	MSI	—	44,471	44,471
Receive	Standard Chartered PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	128,418	May 2023	MSI	—	(22,812)	(22,812)
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	SVMK, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	280,781	May 2023	MSI	—	$13,841	$13,841
Receive	SVMK, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	285,031	May 2023	MSI	—	14,051	14,051
Receive	Sydbank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	1,080,105	May 2023	MSI	—	(14,252)	(14,252)
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	58,808	May 2023	MSI	—	7,805	7,805
Receive	TCS Group Holding PLC	1-Month USD LIBOR + 0.30%	Monthly	USD	361,150	May 2023	MSI	—	47,931	47,931
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	69,184	May 2023	MSI	—	1,569	1,569
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.30%	Monthly	CHF	3,760	May 2023	MSI	—	85	85
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	37,815	May 2023	MSI	—	(143)	(143)
Receive	Tencent Holdings, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	15,964,200	May 2023	MSI	—	(34,734)	(34,734)
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,437,194	May 2023	MSI	—	33,468	33,468
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	340,570	May 2023	MSI	—	7,931	7,931
Receive	T-Mobile US, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,479	May 2023	MSI	—	(429)	(429)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	42,285	May 2023	MSI	—	160	160
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	364,912	May 2023	MSI	—	1,389	1,389
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	81,551	May 2023	MSI	—	311	311
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	139,743	May 2023	MSI	—	532	532
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,314	May 2023	MSI	—	62	62
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	24,472	May 2023	MSI	—	93	93
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,765	May 2023	MSI	—	155	155
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	32,629	May 2023	MSI	—	124	124
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	187,068	May 2023	MSI	—	(91,564)	(91,564)
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	337,430	May 2023	MSI	—	(165,161)	(165,161)
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,222	May 2023	MSI	—	(16,261)	(16,261)
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	445,854	May 2023	MSI	—	(27,879)	(27,879)
Receive	Turning Point Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	912,364	May 2023	MSI	—	(57,051)	(57,051)
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	29,574	May 2023	MSI	—	(860)	(860)
Receive	Veracyte, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	704,452	May 2023	MSI	—	117,950	117,950
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,166,988	May 2023	MSI	—	135,263	135,263
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,499,180	May 2023	MSI	—	(110,127)	(110,127)
Receive	WaVe Life Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,133	May 2023	MSI	—	(7,806)	(7,806)
Receive	WaVe Life Sciences, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,619	May 2023	MSI	—	(1,157)	(1,157)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	378,373	May 2023	MSI	—	(11,096)	(11,096)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	134,826	May 2023	MSI	—	(3,954)	(3,954)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	145,121	May 2023	MSI	—	(4,256)	(4,256)
Receive	Workday, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	411,351	May 2023	MSI	—	(5,251)	(5,251)
Receive	Wuxi AppTec Company, Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	662,340	May 2023	MSI	—	343	343
Receive	Wuxi Biologics Cayman, Inc.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	297,400	May 2023	MSI	—	2,802	2,802
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	17,746	May 2023	MSI	—	(1,466)	(1,466)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	30,118	May 2023	MSI	—	(2,485)	(2,485)
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	89,538	May 2023	MSI	—	(2,858)	(2,858)
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	202,618	May 2023	MSI	—	(6,467)	(6,467)
								$(88)	$2,494,877	$2,494,789
(a)The MS Growth vs Value Index is a custom index that represents an equal notional pair trade of going long on the Morgan Stanley US Growth Long Basket and short on the Morgan Stanley US Value Long Basket. Performance reflects each side rebalanced back to equal notional at the close of each trading day. Details and components of the Morgan Stanley US Growth Long Basket and Morgan Stanley US Value Long Basket are publicly available.
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OTC	Over-the-counter
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
42	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$19,393,227	$10,948,823	$8,444,404	—
Consumer discretionary	30,848,741	24,727,316	6,121,425	—
Consumer staples	5,906,432	4,189,016	1,717,416	—
Energy	5,076,888	3,956,312	1,120,576	—
Financials	93,589,114	59,333,274	34,255,840	—
Health care	107,398,764	81,368,483	26,017,881	$12,400
Industrials	41,841,136	22,135,867	19,705,269	—
Information technology	92,870,826	71,826,112	21,044,714	—
Materials	8,232,164	3,348,055	4,884,109	—
Real estate	10,480,916	6,428,101	4,052,815	—
Utilities	15,534,494	—	15,534,494	—
|	43

	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities	$4,590,688	$4,590,688	—	—
Corporate bonds	4,906,384	—	$4,906,384	—
Convertible bonds	2,855,047	—	2,855,047	—
Purchased options	4,505,634	2,927,269	1,578,365	—
Short-term investments	232,789,352	94,256,332	138,533,020	—
Total investments in securities	$680,819,807	$390,035,648	$290,771,759	$12,400
Derivatives:
Assets
Futures	$15,555	$15,555	—	—
Forward foreign currency contracts	596,755	—	$596,755	—
Swap contracts	21,122,760	—	21,122,760	—
Liabilities
Futures	(103)	(103)	—	—
Forward foreign currency contracts	(336,644)	—	(336,644)	—
Written options	(885,137)	(588,853)	(296,284)	—
Swap contracts	(18,627,971)	—	(18,627,971)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
44	|